THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2026 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS

(Percentages are based on Net Assets of $1,490,752 (000))

MORTGAGE-BACKED SECURITIES — 151.8%

	Face Amount (000)		Fair Value (000)
CAYMAN ISLANDS — 0.8%
Acore Issuer, Ser 2026-FL1, Cl E
Callable 09/20/28 @ $100.000 7.075%, TSFR1M + 3.400%, 08/20/43(A)(B)		$1,000	$1,000
Arbor Realty Commercial Real Estate Notes, Ser 2022-FL1, Cl D
Callable 04/15/26 @ $100.000 6.672%, SOFR30A + 3.000%, 01/15/37(A)(B)		1,580	1,579
AREIT Trust, Ser 2022-CRE6, Cl D
6.522%, SOFR30A + 2.850%, 01/20/37(A)(B)		270	270
BRSP, Ser 2024-FL2, Cl D
Callable 08/19/26 @ $100.000 8.518%, TSFR1M + 4.841%, 08/19/37(A)(B)		2,000	1,988
MF1, Ser 2022-FL8, Cl A
Callable 04/17/26 @ $100.000 5.027%, TSFR1M + 1.350%, 02/19/37(A)(B)		3,749	3,749
MF1, Ser 2022-FL8, Cl E
Callable 04/17/26 @ $100.000 6.827%, TSFR1M + 3.150%, 02/19/37(A)(B)		2,810	2,768
			11,354

IRELAND — 0.4%
Hera Financing DAC, Ser 2024-1A, Cl A
5.646%, SONIA/N + 1.900%, 11/17/34(A)(B)	GBP	4,822	6,406

UNITED STATES — 150.6%
245 Park Avenue Trust, Ser 2017-245P, Cl E
3.657%, 06/05/37(A)(B)		$2,310	2,231
A&D Mortgage Trust, Ser 2024-NQM2, Cl B1
Callable 04/25/27 @ $100.000 8.379%, 04/25/69(A)(B)		1,807	1,834
A&D Mortgage Trust, Ser 2025-NQM5, Cl B1
Callable 12/25/28 @ $100.000 6.853%, 12/25/70(A)(B)		1,797	1,778
A&D Mortgage Trust, Ser 2026-NQM1, Cl A1
Callable 01/25/30 @ $100.000 4.912%, 02/25/71(A)(B)		6,913	6,849
A&D Mortgage Trust, Ser 2026-NQM1, Cl B1
Callable 01/25/30 @ $100.000 6.522%, 02/25/71(A)(B)		1,520	1,492

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
A10 Issuer, Ser 2025-FL6, Cl E
Callable 05/15/27 @ $100.000 7.713%, TSFR1M + 4.040%, 05/15/42(A)(B)	$1,000	$1,001
ADMT, Ser 2024-NQM6, Cl B1B
Callable 12/25/27 @ $100.000 7.267%, 01/25/70(A)(B)	400	398
ADMT, Ser 2024-NQM6, Cl B2
Callable 12/25/27 @ $100.000 7.267%, 01/25/70(A)(B)	410	406
Angel Oak Mortgage Trust, Ser 2025-8, Cl B1
Callable 07/25/28 @ $100.000 6.972%, 07/25/70(A)(B)	1,205	1,197
Angel Oak Mortgage Trust, Ser 2025-R1, Cl B1
Callable 09/25/28 @ $100.000 6.858%, 07/25/62(A)(B)	1,303	1,286
Arbor Realty Commercial Real Estate Notes, Ser 2025-FL1, Cl D
Callable 01/20/28 @ $100.000 6.968%, TSFR1M + 3.293%, 01/20/43(A)(B)	700	699
Arbor Realty Commercial Real Estate Notes, Ser 2025-FL1, Cl E
Callable 01/20/28 @ $100.000 7.617%, TSFR1M + 3.942%, 01/20/43(A)(B)	3,420	3,417
BLP Commercial Mortgage Trust, Ser 2025-IND2, Cl E
7.423%, TSFR1M + 3.750%, 12/15/42(A)(B)	3,380	3,379
BSPDF Issuer, Ser 2026-FL3, Cl E
Callable 09/18/28 @ $100.000 7.150%, TSFR1M + 3.500%, 09/18/43(A)(B)	750	746
BSPRT Issuer, Ser 2024-FL11, Cl A
Callable 09/15/27 @ $100.000 5.311%, TSFR1M + 1.638%, 07/15/39(A)(B)	10,000	10,023
BX Trust, Ser 2024-VLT4, Cl F
7.610%, TSFR1M + 3.938%, 06/15/41(A)(B)	3,750	3,711
BX Trust, Ser 2025-VLT6, Cl D
6.264%, TSFR1M + 2.592%, 03/15/42(A)(B)	1,500	1,483
BX Trust, Ser 2025-VLT6, Cl E
6.863%, TSFR1M + 3.191%, 03/15/42(A)(B)	4,300	4,261
BX Trust, Ser 2025-VLT7, Cl D
6.923%, TSFR1M + 3.250%, 07/15/44(A)(B)	6,000	5,955

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
BX Trust, Ser 2025-VLT7, Cl E
7.423%, TSFR1M + 3.750%, 07/15/44(A)(B)	$7,500	$7,425
BXMT, Ser 2025-FL5, Cl A
Callable 03/18/27 @ $100.000 5.318%, TSFR1M + 1.639%, 10/18/42(A)(B)	5,000	4,984
Cascade Funding Mortgage Trust, Ser 2021-FRR1, Cl CK98
0.000%, 08/29/29(A)(C)	260	187
Chase Home Lending Mortgage Trust, Ser 2024-4, Cl AX1, IO
Callable 02/25/34 @ $100.000 0.120%, 03/25/55(A)(B)	7,585	10
Chase Home Lending Mortgage Trust, Ser 2024-5, Cl AX1, IO
Callable 01/25/34 @ $100.000 0.192%, 04/25/55(A)(B)	10,569	25
CLNY Trust, Ser 2019-IKPR, Cl C
5.710%, TSFR1M + 2.040%, 11/15/38(A)(B)	2,122	2,048
CLNY Trust, Ser 2019-IKPR, Cl D
6.059%, TSFR1M + 2.389%, 11/15/38(A)(B)	450	430
COLT Mortgage Loan Trust, Ser 2025-1, Cl B2
Callable 01/25/28 @ $100.000 7.097%, 01/25/70(A)(B)	300	301
COLT Mortgage Loan Trust, Ser 2025-4, Cl B1
Callable 05/25/28 @ $100.000 7.529%, 04/25/70(A)(B)	920	932
COMM Mortgage Trust, Ser 2014-UBS6, Cl D
Callable 10/10/28 @ $100.000 3.731%, 12/10/47(A)(B)	519	501
COMM Mortgage Trust, Ser 2024-CBM, Cl E
7.927%, 12/10/41(A)(B)	610	613
COMM Mortgage Trust, Ser 2024-CBM, Cl F
7.927%, 12/10/41(A)(B)	2,020	1,962
COMM Mortgage Trust, Ser 2024-WCL1, Cl D
6.962%, TSFR1M + 3.289%, 06/15/41(A)(B)	1,000	999
CONE Trust, Ser 2024-DFW1, Cl C
6.363%, TSFR1M + 2.690%, 08/15/41(A)(B)	4,500	4,460
Cross Mortgage Trust, Ser 2023-H1, Cl B1
Callable 07/25/26 @ $100.000 8.264%, 03/25/68(A)(B)	2,500	2,505

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Cross Mortgage Trust, Ser 2023-H2, Cl B1
Callable 10/25/26 @ $100.000 8.353%, 11/25/68(A)(B)	$3,760	$3,782
Cross Mortgage Trust, Ser 2024-H1, Cl B1
Callable 01/25/27 @ $100.000 8.712%, 12/25/68(A)(B)	100	101
Cross Mortgage Trust, Ser 2024-H5, Cl B1B
Callable 07/25/27 @ $100.000 8.117%, 08/26/69(A)(B)	4,180	4,204
Cross Mortgage Trust, Ser 2025-H5, Cl B1B
Callable 06/25/28 @ $100.000 7.632%, 07/25/70(A)(B)	2,585	2,605
CRSNT Trust, Ser 2026-MOON, Cl E
7.173%, TSFR1M + 3.500%, 02/15/31(A)(B)	3,164	3,162
Deephaven Residential Mortgage Trust, Ser 2025-INV1, Cl B2
Callable 11/25/28 @ $100.000 7.181%, 11/25/60(A)(B)	1,152	1,122
EFMT, Ser 2025-INV1, Cl B2
Callable 02/25/28 @ $100.000 7.302%, 03/25/70(A)(B)	100	99
EFMT, Ser 2025-NQM4, Cl B2
Callable 08/25/28 @ $100.000 7.287%, 09/25/70(A)(B)	110	108
Ellington Financial Mortgage Trust, Ser 2022-3, Cl M1
Callable 04/25/26 @ $100.000 4.984%, 08/25/67(A)(B)	200	184
FHLMC STACR REMIC Trust, Ser 2026-DNA2, Cl M1
Callable 03/25/31 @ $100.000 4.872%, SOFR30A + 1.200%, 03/25/46(A)(B)	2,000	1,998
FHLMC TBA
5.500%, 04/15/56	1,434,000	1,439,994
FHLMC, Ser 2017-356, Cl S5, IO
2.213%, 09/15/47(B)	17,401	1,838
FHLMC, Ser 2022-5250, Cl SA, IO
1.668%, 08/25/52(B)	35,797	2,272
FHLMC, Ser 2022-5252, Cl SP, IO
1.688%, 09/25/52(B)	25,596	1,302

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY ALTERNATIVES FUND MARCH 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
FHLMC, Ser 2022-5255, Cl SA, IO
1.638%, 09/25/52(B)	$35,164	$1,904
FHLMC, Ser 2023-406, Cl S16, IO
1.838%, 10/25/53(B)	27,756	1,243
FHLMC, Ser 2023-406, Cl S4, IO
2.438%, 10/25/53(B)	41,634	2,497
FHLMC, Ser 2023-406, Cl S43, IO
3.538%, 10/25/53(B)	27,756	2,458
FHLMC, Ser 2023-406, Cl S44, IO
3.338%, 10/25/53(B)	54,263	4,472
FHLMC, Ser 2023-5290, Cl TS, IO
2.588%, 12/25/52(B)	38,652	2,931
FHLMC, Ser 2023-5296, Cl ST, IO
2.588%, 11/25/52(B)	37,956	3,073
FHLMC, Ser 2023-5332, Cl SA, IO
2.338%, 08/25/53(B)	63,709	4,051
FHLMC, Ser 2023-5336, Cl SA, IO
2.138%, 09/25/53(B)	39,927	1,994
FHLMC, Ser 2023-5339, Cl AS, IO
2.078%, 09/25/53(B)	34,522	2,104
FHLMC, Ser 2023-5344, Cl SA, IO
1.988%, 10/25/53(B)	41,923	2,027
FHLMC, Ser 2023-5354, Cl SL, IO
3.188%, 11/25/53(B)	23,081	1,691
FHLMC, Ser 2024-5416, Cl SC, IO
3.338%, 06/25/54(B)	30,576	2,679
FHLMC, Ser 2024-5420, Cl SG, IO
1.538%, 06/25/54(B)	137,934	4,629
FHLMC, Ser 2024-5481, Cl SA, IO
1.338%, 12/25/54(B)	77,883	2,195
FNMA TBA
5.000%, 05/01/38	407,000	400,704
FNMA, Ser 2012-75, Cl DS, IO
2.174%, 07/25/42(B)	7,663	710
FNMA, Ser 2018-73, Cl SC, IO
2.424%, 10/25/48(B)	16,541	1,790
FNMA, Ser 2020-41, Cl IP, IO
4.000%, 09/25/49	9,866	1,783
FNMA, Ser 2020-76, Cl MI, IO
5.500%, 11/25/50	9,876	2,286

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
FNMA, Ser 2021-87, Cl GI, IO
3.500%, 12/25/51	$22,807	$4,334
FNMA, Ser 2022-16, Cl QI, IO
3.500%, 04/25/52	20,702	2,140
FNMA, Ser 2022-4, Cl WI, IO
3.000%, 02/25/52	26,382	2,672
FNMA, Ser 2022-40, Cl PS, IO
2.388%, 12/25/51(B)	16,171	936
FNMA, Ser 2022-58, Cl S, IO
1.638%, 09/25/52(B)	44,511	2,142
FNMA, Ser 2022-74, Cl SA, IO
1.138%, 10/25/52(B)	44,266	1,623
FNMA, Ser 2022-74, Cl US, IO
1.338%, 11/25/52(B)	50,404	1,965
FNMA, Ser 2023-11, Cl HS, IO
2.000%, 04/25/53(B)	84,961	4,042
FNMA, Ser 2023-11, Cl SA, IO
2.588%, 04/25/53(B)	40,974	2,845
FNMA, Ser 2023-19, Cl SB, IO
3.188%, 05/25/53(B)	13,444	1,179
FNMA, Ser 2023-431, Cl C35, IO
2.000%, 07/25/37	48,639	3,016
FNMA, Ser 2024-11, Cl IK, IO
6.500%, 03/25/54	8,274	1,517
FNMA, Ser 2024-12, Cl DS, IO
2.388%, 03/25/54(B)	28,340	1,563
FNMA, Ser 2024-22, Cl SA, IO
2.438%, 05/25/54(B)	47,705	2,742
FNMA, Ser 2024-24, Cl SB, IO
2.938%, 09/25/53(B)	29,089	2,025
FNMA, Ser 2024-35, Cl BS, IO
1.538%, 06/25/54(B)	21,277	812
FNMA, Ser 2024-68, Cl SA, IO
2.288%, 09/25/54(B)	40,279	2,339
FNMA, Ser 2024-84, Cl HS, IO
3.438%, 11/25/54(B)	39,207	3,359
FNMA, Ser 2024-88, Cl SC, IO
1.461%, 12/25/54(B)	90,139	2,970
FNMA, Ser 2024-88, Cl SD, IO
2.152%, 12/25/54(B)	86,661	4,397

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
FNMA, Ser 2024-89, Cl SD, IO
1.438%, 09/25/53(B)	$51,548	$1,818
FNMA, Ser 2024-90, Cl SB, IO
2.088%, 11/25/53(B)	67,090	3,480
FNMA, Ser 2024-92, Cl SB, IO
1.488%, 12/25/54(B)	61,430	2,187
FNMA, Ser 2024-97, Cl MS, IO
2.238%, 01/25/55(B)	24,576	1,391
FNMA, Ser 2025-4, Cl SB, IO
2.138%, 12/25/53(B)	87,529	4,059
Fontainebleau Miami Beach Mortgage Trust,
Ser 2024-FBLU, Cl F
7.923%, TSFR1M + 4.250%, 12/15/39(A)(B)	3,790	3,802
GNMA, Ser 2010-35, Cl AS, IO
1.961%, 03/20/40(B)	8,920	735
GNMA, Ser 2010-37, Cl SG, IO
1.911%, 03/20/40(B)	6,980	566
GNMA, Ser 2011-70, Cl WI, IO
1.061%, 12/20/40(B)	14,157	713
GNMA, Ser 2015-123, Cl SE, IO
1.931%, 09/20/45(B)	8,327	799
GNMA, Ser 2016-77, Cl SC, IO
2.311%, 10/20/45(B)	11,244	1,216
GNMA, Ser 2018-100, Cl S, IO
2.411%, 07/20/48(B)	8,812	947
GNMA, Ser 2018-89, Cl LS, IO
2.411%, 06/20/48(B)	14,778	1,454
GNMA, Ser 2018-91, Cl SH, IO
2.461%, 07/20/48(B)	8,590	939
GNMA, Ser 2018-91, Cl SJ, IO
2.461%, 07/20/48(B)	9,399	1,040
GNMA, Ser 2021-139, Cl WI, IO
4.047%, 11/20/45(B)	10,932	1,787
GNMA, Ser 2021-215, Cl SB, IO
1.127%, 12/20/51(B)	12,789	752
GNMA, Ser 2021-216, Cl IC, IO
3.000%, 12/20/51	24,419	3,561
GNMA, Ser 2022-137, Cl JS, IO
2.327%, 08/20/52(B)	38,960	2,830

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
GNMA, Ser 2022-148, Cl SJ, IO
2.327%, 08/20/52(B)	$29,306	$2,252
GNMA, Ser 2022-159, Cl JS, IO
1.577%, 09/20/52(B)	35,488	1,940
GNMA, Ser 2022-193, Cl SA, IO
1.027%, 11/20/52(B)	48,238	1,288
GNMA, Ser 2022-23, Cl WI, IO
4.500%, 02/20/52	8,156	1,793
GNMA, Ser 2023-21, Cl SE, IO
1.327%, 02/20/53(B)	23,208	762
GNMA, Ser 2023-23, Cl SB, IO
0.477%, 02/20/53(B)	31,286	584
GNMA, Ser 2023-53, Cl SB, IO
1.877%, 04/20/53(B)	28,206	1,236
GNMA, Ser 2023-56, Cl SE, IO
1.227%, 04/20/53(B)	25,202	759
GNMA, Ser 2023-82, Cl US, IO
3.077%, 06/20/53(B)	10,874	616
GNMA, Ser 2024-108, Cl SB, IO
2.327%, 07/20/54(B)	55,761	3,773
GNMA, Ser 2024-58, Cl SB, IO
1.677%, 04/20/54(B)	99,203	4,223
GNMA, Ser 2024-65, Cl SV, IO
2.127%, 12/20/53(B)	56,971	2,875
GNMA, Ser 2024-H11, Cl EI, IO
0.773%, 06/20/74(B)	905	58
GNMA, Ser 2024-H14, Cl AI, IO
0.874%, 08/20/74(B)	2,371	155
GNMA, Ser 2024-H20, Cl KI, IO
0.877%, 11/20/74(B)	13,762	1,034
GNMA, Ser 2024-H21, Cl IB, IO
0.840%, 12/20/74(B)	3,696	284
GNMA, Ser 2025-120, Cl AI, IO
6.500%, 05/20/55(B)	3,602	614
GNMA, Ser 2025-120, Cl AS, IO
3.177%, 12/20/53(B)	7,925	608
GNMA, Ser 2025-120, Cl BI, IO
6.000%, 02/20/55(B)	2,076	326
GNMA, Ser 2025-120, Cl BS, IO
2.727%, 01/20/55(B)	38,984	2,516

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
GNMA, Ser 2025-120, Cl CS, IO
2.477%, 10/20/53(B)	$51,875	$3,198
GNMA, Ser 2025-120, Cl DS, IO
2.327%, 11/20/53(B)	20,448	1,124
GNMA, Ser 2025-120, Cl ES, IO
1.927%, 02/20/54(B)	20,537	932
GNMA, Ser 2025-120, Cl GS, IO
1.727%, 06/20/54(B)	31,809	1,321
GNMA, Ser 2025-120, Cl HS, IO
1.527%, 09/20/54(B)	18,881	672
GNMA, Ser 2025-120, Cl IC, IO
4.500%, 01/20/50	65,320	14,457
GNMA, Ser 2025-120, Cl IS, IO
1.327%, 05/20/55(B)	44,743	1,440
GNMA, Ser 2025-120, Cl LS, IO
2.477%, 04/20/53(B)	59,571	4,338
GNMA, Ser 2025-120, Cl MS, IO
2.477%, 05/20/53(B)	41,814	2,591
GNMA, Ser 2025-120, Cl NS, IO
2.327%, 03/20/55(B)	70,313	4,116
GNMA, Ser 2025-120, Cl SB, IO
1.827%, 05/20/53(B)	50,199	2,279
GNMA, Ser 2025-120, Cl SC, IO
1.627%, 03/20/55(B)	22,845	918
GNMA, Ser 2025-189, Cl SA, IO
0.277%, 11/20/55(B)	354,848	4,563
GNMA, Ser 2025-24, Cl SV, IO
0.490%, 02/20/55(B)	136,736	1,966
GNMA, Ser 2025-26, Cl SG, IO
0.677%, 02/20/55(B)	59,661	939
GNMA, Ser 2025-H19, Cl IA, IO
0.900%, 09/20/75(B)	2,219	159
GS Mortgage-Backed Securities Trust, Ser 2026-NQM1, Cl B2
Callable 01/25/29 @ $100.000
7.606%, 03/25/66(A)(B)	120	118
GSMS Trust, Ser 2024-FAIR, Cl D
7.419%, 07/15/29(A)(B)	2,750	2,788

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
HOMES Trust, Ser 2024-AFC1, Cl A1
Callable 09/25/27 @ $100.000
5.224%, 08/25/59(A)(D)	$3,356	$3,359
HOMES Trust, Ser 2025-AFC1, Cl B1
Callable 01/25/28 @ $100.000
7.005%, 01/25/60(A)(B)	1,755	1,754
HOMES Trust, Ser 2025-NQM2, Cl B2
Callable 04/25/28 @ $100.000
7.378%, 02/25/70(A)(B)	230	227
HOMES Trust, Ser 2025-NQM5, Cl B2
Callable 10/25/28 @ $100.000
7.365%, 09/25/70(A)(B)	930	918
J.P. Morgan Mortgage Trust, Ser 2023-4, Cl B4
Callable 05/25/35 @ $100.000
6.256%, 11/25/53(A)(B)	249	234
J.P. Morgan Mortgage Trust, Ser 2025-CCM2, Cl B4
Callable 08/25/31 @ $100.000
6.549%, 09/25/55(A)(B)	620	538
Jackson Park Trust, Ser 2019-LIC, Cl E
3.242%, 10/14/39(A)(B)	420	372
JP Morgan Mortgage Trust Series, Ser 2026-NQX1, Cl A1
Callable 03/25/29 @ $100.000
5.500%, 07/25/66(A)(B)	5,000	5,011
KSL Commercial Mortgage Trust, Ser 2024-HT2, Cl A
5.215%, TSFR1M + 1.542%, 12/15/39(A)(B)	7,130	7,116
LAQ Mortgage Trust, Ser 2023-LAQ, Cl F
Callable 03/15/27 @ $100.000
10.607%, TSFR1M + 6.934%, 03/15/36(A)(B)	1,125	1,068
LAQ Mortgage Trust, Ser 2023-LAQ, Cl G
Callable 03/15/27 @ $100.000
12.105%, TSFR1M + 8.432%, 03/15/36(A)(B)	405	384
MFA Trust, Ser 2024-NQM2, Cl A1
Callable 06/25/27 @ $100.000
5.272%, 08/25/69(A)(D)	2,620	2,617
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl E
Callable 06/15/28 @ $100.000
3.792%, 05/15/46(A)(B)	1,030	924

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Morgan Stanley Capital I Trust, Ser 2024-BPR2, Cl X, IO
0.855%, 05/05/29(A)(B)	$2,236	$54
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-4, Cl B4
Callable 09/25/28 @ $100.000
6.943%, 09/25/54(A)(B)	100	92
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-INV2, Cl B5
Callable 04/25/31 @ $100.000
7.437%, 02/25/54(A)(B)	98	96
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-NQM3, Cl B1B
Callable 09/25/27 @ $100.000
7.504%, 07/25/69(A)(B)	150	149
Natixis Commercial Mortgage Securities Trust, Ser 2022-RRI, Cl E
8.866%, TSFR1M + 5.193%, 03/15/35(A)(B)	466	466
New Residential Mortgage Loan Trust, Ser 2024-NQM3, Cl B2
Callable 03/25/32 @ $100.000
7.156%, 11/25/64(A)(B)	460	450
New Residential Mortgage Loan Trust, Ser 2025-NQM2, Cl B1
Callable 08/25/33 @ $100.000
7.252%, 04/25/65(A)(B)	590	602
New Residential Mortgage Loan Trust, Ser 2025-NQM2, Cl B2
Callable 08/25/33 @ $100.000
7.252%, 04/25/65(A)(B)	100	100
New Residential Mortgage Loan Trust, Ser 2025-NQM5, Cl B2
Callable 01/25/33 @ $100.000
7.399%, 08/25/65(A)(B)	2,300	2,252
OBX Trust, Ser 2021-INV2, Cl AIO1, IO
Callable 05/25/46 @ $100.000
0.208%, 10/25/51(A)(B)	3,519	37
Olympic Tower Mortgage Trust, Ser 2017-OT, Cl C
3.945%, 05/10/39(A)(B)	1,390	1,296
Olympic Tower Mortgage Trust, Ser 2017-OT, Cl D
3.945%, 05/10/39(A)(B)	150	137

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
PRPM Trust, Ser 2024-RCF3, Cl M2
Callable 05/25/26 @ $100.000
4.000%, 05/25/54(A)(D)	$310	$293
PRPM Trust, Ser 2025-NQM1, Cl B1
Callable 02/25/28 @ $100.000
7.782%, 11/25/69(A)(B)	1,000	1,012
PRPM Trust, Ser 2025-NQM3, Cl B1
Callable 07/25/28 @ $100.000
6.894%, 05/25/70(A)(B)	650	651
PRPM Trust, Ser 2025-RCF6, Cl M2
Callable 12/25/27 @ $100.000
5.500%, 12/25/55(A)(D)	150	143
Rate Mortgage Trust, Ser 2021-J3, Cl AX1, IO
Callable 10/25/44 @ $100.000
0.207%, 10/25/51(A)(B)	1,870	19
Rate Mortgage Trust, Ser 2024-J4, Cl B4
Callable 06/25/30 @ $100.000
6.268%, 12/25/54(A)(B)	1,191	967
RMF Proprietary Issuance Trust, Ser 2021-2, Cl A
Callable 04/25/26 @ $100.000
2.125%, 09/25/61(A)(B)	76	72
SCG Mortgage Trust, Ser 2024-MSP, Cl E
8.610%, TSFR1M + 4.937%, 04/15/41(A)(B)	3,320	3,306
Sequoia Mortgage Trust, Ser 2024-9, Cl B4
Callable 07/25/28 @ $100.000
6.502%, 10/25/54(A)(B)	362	329
SG Residential Mortgage Trust, Ser 2025-1, Cl B1
Callable 12/25/28 @ $100.000
6.749%, 12/25/65(A)(B)	1,660	1,639
SWCH Commercial Mortgage Trust, Ser 2025-DATA, Cl A
5.115%, TSFR1M + 1.443%, 02/15/42(A)(B)	4,000	3,950
SWCH Commercial Mortgage Trust, Ser 2025-DATA, Cl B
5.515%, TSFR1M + 1.842%, 02/15/42(A)(B)	2,500	2,465
SWCH Commercial Mortgage Trust, Ser 2025-DATA, Cl D
6.314%, TSFR1M + 2.641%, 02/15/42(A)(B)	4,150	4,081

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
SWCH Commercial Mortgage Trust, Ser 2025-DATA, Cl E
7.013%, TSFR1M + 3.340%, 02/15/42(A)(B)	$10,490	$10,303
THPT Mortgage Trust, Ser 2023-THL, Cl E
10.398%, 12/10/34(A)(B)	1,500	1,500
Verus Securitization Trust, Ser 2023-5, Cl B2
Callable 06/25/26 @ $100.000
7.970%, 06/25/68(A)(B)	3,431	3,425
Verus Securitization Trust, Ser 2023-6, Cl B2
Callable 09/25/26 @ $100.000
7.762%, 09/25/68(A)(B)	1,080	1,080
Verus Securitization Trust, Ser 2024-6, Cl B2
Callable 07/25/27 @ $100.000
7.889%, 07/25/69(A)(B)	200	201
Verus Securitization Trust, Ser 2024-9, Cl B2
Callable 12/25/27 @ $100.000
7.348%, 11/25/69(A)(B)	150	149
Verus Securitization Trust, Ser 2025-1, Cl B2
Callable 01/25/28 @ $100.000
7.349%, 01/25/70(A)(B)	570	569
Verus Securitization Trust, Ser 2025-INV1, Cl B2
Callable 02/25/28 @ $100.000
7.300%, 02/25/70(A)(B)	230	228
WCORE Commercial Mortgage Trust, Ser 2024-CORE, Cl E
7.611%, TSFR1M + 3.939%, 11/15/41(A)(B)	1,000	995
Wells Fargo Commercial Mortgage Trust, Ser 2025-AGLN, Cl E
7.861%, TSFR1M + 4.189%, 07/15/37(A)(B)	3,070	3,027
Wells Fargo Commercial Mortgage Trust, Ser 2025-AURA, Cl A
5.266%, TSFR1M + 1.593%, 10/15/42(A)(B)	5,000	4,988
Wells Fargo Commercial Mortgage Trust, Ser 2025-AURA, Cl E
8.611%, TSFR1M + 4.938%, 10/15/42(A)(B)	2,112	2,122
Wells Fargo Commercial Mortgage Trust, Ser 2025-B33RP, Cl E
7.173%, TSFR1M + 3.500%, 08/15/42(A)(B)	3,630	3,628
Wells Fargo Commercial Mortgage Trust, Ser 2025-DWHP, Cl A
6.014%, TSFR1M + 2.341%, 04/15/38(A)(B)	10,000	10,047

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2025-DWHP, Cl E
10.108%, TSFR1M + 6.436%, 04/15/38(A)(B)	$2,320	$2,323
Wells Fargo Commercial Mortgage Trust, Ser 2026-1250B, Cl E
8.089%, 03/10/41(A)(B)	3,320	3,302
Wells Fargo Mortgage Backed Securities Trust, Ser 2021-RR1, Cl AIO1, IO
Callable 04/25/45 @ $100.000
0.478%, 12/25/50(A)(B)	3,502	103
		2,244,999

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $2,262,213) (000)		2,262,759

CORPORATE OBLIGATIONS — 30.9%

CANADA — 0.2%
goeasy
Callable 04/12/26 @ $104.625
9.250%, 12/01/28(A)	773	719
Callable 07/01/26 @ $103.813
7.625%, 07/01/29(A)	1,695	1,487
Jones Deslauriers Insurance Management
Callable 05/02/26 @ $104.250
8.500%, 03/15/30(A)	1,492	1,517
		3,723

DENMARK — 0.1%
GENMAB
Callable 12/15/28 @ $103.625
7.250%, 12/15/33(A)	938	982

FRANCE — 0.2%
Altice France
Callable 10/01/26 @ $101.000
9.500%, 11/01/29(A)	2,824	2,853

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
NETHERLANDS — 0.2%
Trivium Packaging Finance BV
Callable 07/15/27 @ $106.125
12.250%, 01/15/31(A)	$2,458	$2,661

PANAMA — 0.0%
Sable International Finance
Callable 10/15/27 @ $103.563
7.125%, 10/15/32(A)	901	890

UNITED KINGDOM — 15.9%
Ardonagh Finco
Callable 02/15/27 @ $103.875
7.750%, 02/15/31(A)	1,896	1,918
Barclays Bank MTN
0.000%, 12/29/26(A)(E)	138,383	159,482
0.000%, 12/29/26(A)(E)	30,000	37,548
0.000%, 12/29/26(A)(E)	39,149	34,214
eG Global Finance
Callable 05/30/26 @ $106.000
12.000%, 11/30/28(A)	3,701	3,960
		237,122

UNITED STATES — 14.3%
1261229 BC
Callable 04/15/28 @ $105.000
10.000%, 04/15/32(A)	1,127	1,154
Acrisure
Callable 06/15/26 @ $104.250
8.500%, 06/15/29(A)	3,810	3,774
Callable 05/02/26 @ $104.125
8.250%, 02/01/29(A)	845	835
Advance Auto Parts
Callable 08/01/27 @ $103.500
7.000%, 08/01/30(A)	1,726	1,749
Amneal Pharmaceuticals
Callable 08/01/28 @ $103.438
6.875%, 08/01/32(A)	686	706

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Arbor Realty SR
Callable 09/15/28 @ $100.000
8.500%, 12/15/28(A)	$2,534	$2,490
Callable 01/15/30 @ $100.000
7.875%, 07/15/30(A)	3,508	3,244
Arbor Realty Trust
Callable 12/15/26 @ $100.000
4.500%, 03/15/27(A)	1,757	1,672
Arches Buyer
Callable 05/02/26 @ $100.000
6.125%, 12/01/28(A)	1,921	1,840
Ares Capital
Callable 02/01/29 @ $100.000
5.875%, 03/01/29	1,565	1,576
Ares Strategic Income Fund
Callable 03/15/31 @ $100.000
5.550%, 04/15/31(A)	805	771
Arko
Callable 05/02/26 @ $101.281
5.125%, 11/15/29(A)	2,090	1,854
Asurion
Callable 02/01/29 @ $104.188
8.375%, 02/01/34(A)	390	378
Atlanticus Holdings
Callable 09/01/27 @ $104.875
9.750%, 09/01/30(A)	1,817	1,634
Beacon Mobility
Callable 08/01/27 @ $103.625
7.250%, 08/01/30(A)	957	989
Blue Owl Capital
Callable 06/15/30 @ $100.000
6.200%, 07/15/30	265	261
Blue Owl Credit Income
Callable 02/15/30 @ $100.000
5.800%, 03/15/30	2,401	2,315
Burford Capital Global Finance
Callable 01/15/29 @ $104.250
8.500%, 01/15/34(A)	1,671	1,435
Callable 05/02/26 @ $100.000
6.250%, 04/15/28(A)	3,096	2,912

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
BW Real Estate
Callable 3/30/2030 @ $100.000
9.500, H15T5Y + 5.402% (A)(B)(F)	$1,136	$1,137
C&S Group Enterprises
Callable 05/02/26 @ $100.000
5.000%, 12/15/28(A)	1,629	1,515
Carvana
Callable 04/12/26 @ $104.500
9.000% Cash/13.000% PIK, 06/01/30(A)	6,845	7,121
Century Communities
Callable 02/15/29 @ $100.000
3.875%, 08/15/29(A)	1,276	1,198
Clarios Global
Callable 09/15/28 @ $103.375
6.750%, 09/15/32(A)	2,831	2,854
Clarivate Science Holdings
Callable 04/12/26 @ $100.969
3.875%, 07/01/28(A)	266	251
Clear Channel Outdoor Holdings
Callable 05/02/26 @ $100.000
7.750%, 04/15/28(A)	2,135	2,145
Clue Opco
Callable 10/15/26 @ $104.750
9.500%, 10/15/31(A)	2,793	2,700
Credit Acceptance
Callable 04/12/26 @ $104.625
9.250%, 12/15/28(A)	4,512	4,675
Callable 03/15/27 @ $103.313
6.625%, 03/15/30(A)	1,780	1,739
Dealer Tire
Callable 05/02/26 @ $100.000
8.000%, 02/01/28(A)	2,092	2,034
Dotdash Meredith
Callable 06/15/28 @ $103.813
7.625%, 06/15/32(A)	1,263	1,165
EchoStar
Callable 11/30/26 @ $105.375
10.750%, 11/30/29	3,567	3,853

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
EF Holdco
Callable 09/30/27 @ $103.688
7.375%, 09/30/30(A)	$1,950	$1,878
Enpro
Callable 06/01/28 @ $103.063
6.125%, 06/01/33(A)	1,306	1,321
EW Scripps
Callable 08/15/27 @ $104.938
9.875%, 08/15/30(A)	767	745
Fiesta Purchaser
Callable 03/01/27 @ $103.938
7.875%, 03/01/31(A)	935	952
Five Point Operating
Callable 10/01/27 @ $104.000
8.000%, 10/01/30(A)	1,728	1,724
Flagstar Bancorp
Callable 05/01/26 @ $100.000
7.574%, TSFR3M + 3.910%, 11/01/30(B)	973	922
Freedom Mortgage
Callable 04/17/26 @ $100.000
6.625%, 01/15/27(A)	1,787	1,785
Freedom Mortgage Holdings
Callable 05/15/27 @ $104.563
9.125%, 05/15/31(A)	3,200	3,253
Gee Automotive Holdings
Callable 03/01/28 @ $103.625
7.250%, 03/01/31(A)	1,006	1,009
Genworth Holdings
Callable 04/17/26 @ $100.000
5.917%, TSFR3M + 2.264%, 11/15/36(B)	1,256	1,018
GEO Group
Callable 04/15/27 @ $105.125
10.250%, 04/15/31	899	959
Global Atlantic Finance
Callable 03/01/31 @ $100.000
7.250%, H15T5Y + 3.550%, 03/01/56(A)(B)	3,490	3,290
Gray Media
Callable 07/15/26 @ $105.250
10.500%, 07/15/29(A)	1,491	1,584

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Heartland Dental
Callable 05/02/26 @ $105.250
10.500%, 04/30/28(A)	$1,809	$1,859
Herc Holdings
Callable 06/15/27 @ $103.500
7.000%, 06/15/30(A)	953	977
Icahn Enterprises
Callable 05/15/29 @ $100.000
10.000%, 11/15/29(A)	4,719	4,649
ILFC E-Capital Trust I
Callable 05/02/26 @ $100.000
6.380%, 12/21/65(A)(B)	2,030	1,723
ILFC E-Capital Trust II
Callable 05/02/26 @ $100.000
6.630%, 12/21/65(A)(B)	379	329
Illuminate Buyer
Callable 05/02/26 @ $100.000
9.000%, 07/01/28(A)	2,500	2,502
Iris Holding
Callable 05/02/26 @ $105.000
10.000%, 12/15/28(A)	3,341	2,764
Jane Street Group
Callable 11/01/27 @ $103.063
6.125%, 11/01/32(A)	1,341	1,326
KeHE Distributors
Callable 05/02/26 @ $104.500
9.000%, 02/15/29(A)	3,851	4,009
Kohl's
Callable 06/01/27 @ $105.000
10.000%, 06/01/30(A)	1,960	2,073
Ladder Capital Finance Holdings
Callable 07/01/30 @ $100.000
5.500%, 08/01/30	1,627	1,630
LD Holdings Group
Callable 04/12/26 @ $104.125
8.750%, 11/01/27(A)	3,110	2,926
LFS Topco
Callable 07/15/27 @ $104.375
8.750%, 07/15/30(A)	1,700	1,624

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Light & Wonder International
Callable 10/01/28 @ $103.125
6.250%, 10/01/33(A)	$1,617	$1,584
Lindblad Expeditions
Callable 09/15/27 @ $103.500
7.000%, 09/15/30(A)	735	750
Maxim Crane Works Holdings Capital
Callable 05/02/26 @ $105.750
11.500%, 09/01/28(A)	6,373	6,641
Midcap Financial Issuer Trust
Callable 04/17/26 @ $101.625
6.500%, 05/01/28(A)	3,261	3,164
Callable 05/02/26 @ $101.406
5.625%, 01/15/30(A)	4,546	4,236
Mohegan Tribal Gaming Authority
Callable 04/15/27 @ $105.938
11.875%, 04/15/31(A)	2,148	2,238
Callable 04/15/27 @ $104.125
8.250%, 04/15/30(A)	735	752
Muvico
Callable 07/31/27 @ $107.500
15.000%, 02/19/29(A)	2,549	2,416
Nassau of New York
Callable 07/15/27 @ $103.938
7.875%, 07/15/30(A)	3,345	3,056
National Mentor Holdings
Callable 12/15/27 @ $105.250
10.500%, 12/15/30(A)	1,132	1,168
Navient
Callable 03/15/27 @ $105.750
11.500%, 03/15/31	1,170	1,189
Neptune Bidco US
Callable 11/15/27 @ $105.188
10.375%, 05/15/31(A)	994	1,003
Callable 02/15/29 @ $104.750
9.500%, 02/15/33(A)	168	163
Callable 05/02/26 @ $104.645
9.290%, 04/15/29(A)	4,517	4,530

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
New Enterprise Stone & Lime
Callable 05/02/26 @ $100.000
9.750%, 07/15/28(A)	$3,608	$3,604
Nexstar Media
Callable 04/15/29 @ $103.625
7.250%, 04/15/34(A)	1,851	1,856
Park River Holdings
Callable 04/12/26 @ $103.000
8.750%, 12/31/30(A)	796	733
Callable 09/15/26 @ $104.000
8.000%, 03/15/31(A)	4,687	4,665
Planet Financial Group
Callable 12/15/26 @ $105.250
10.500%, 12/15/29(A)	1,625	1,559
PRA Group
Callable 06/01/26 @ $104.438
8.875%, 01/31/30(A)	721	728
Callable 04/12/26 @ $102.094
8.375%, 02/01/28(A)	1,975	1,989
Callable 04/12/26 @ $101.250
5.000%, 10/01/29(A)	1,443	1,332
Provident Funding Associates
Callable 09/15/26 @ $104.875
9.750%, 09/15/29(A)	250	257
Quikrete Holdings
Callable 03/01/28 @ $103.375
6.750%, 03/01/33(A)	1,282	1,302
Callable 03/01/28 @ $103.188
6.375%, 03/01/32(A)	741	751
Radiology Partners
Callable 07/15/28 @ $104.250
8.500%, 07/15/32(A)	1,427	1,447
Raven Acquisition Holdings
Callable 11/15/27 @ $103.438
6.875%, 11/15/31(A)	2,789	2,689
Rfna
Callable 02/15/27 @ $103.938
7.875%, 02/15/30(A)	742	709

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Risewell Homes
Callable 10/01/26 @ $104.625
9.250%, 10/01/29(A)	$1,388	$1,402
Callable 11/01/27 @ $104.250
8.500%, 11/01/30(A)	1,288	1,260
Rithm Capital
Callable 07/15/27 @ $104.000
8.000%, 07/15/30(A)	4,040	3,899
Callable 04/12/26 @ $104.000
8.000%, 04/01/29(A)	4,384	4,307
Rocket Software
Callable 04/12/26 @ $103.000
9.000%, 11/28/28(A)	5,750	5,741
RR Donnelley & Sons
Callable 08/01/26 @ $104.750
9.500%, 08/01/29(A)	4,266	4,318
Scripps Escrow II
Callable 05/02/26 @ $100.000
3.875%, 01/15/29(A)	961	889
Service Properties Trust
Callable 06/15/27 @ $104.438
8.875%, 06/15/32	854	847
Callable 04/12/26 @ $100.000
0.000%, 09/30/27(A)(E)	4,740	4,312
Six Flags Entertainment
Callable 04/17/26 @ $101.083
6.500%, 10/01/28	1,619	1,616
Sixth Street Lending Partners
Callable 12/15/29 @ $100.000
5.750%, 01/15/30	1,601	1,577
Star Leasing
Callable 02/15/27 @ $103.813
7.625%, 02/15/30(A)	332	307
Starwood Property Trust
Callable 10/01/28 @ $100.000
7.250%, 04/01/29(A)	368	379
Starz Capital Holdings 1
Callable 05/02/26 @ $100.000
6.000%, 04/15/30(A)	1,164	1,068

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Synergy Infrastructure Holdings
Callable 12/01/27 @ $103.938
7.875%, 12/01/30(A)	$1,895	$1,932
TKC Holdings
Callable 08/15/27 @ $104.250
8.500%, 08/15/30(A)	2,838	2,862
TMS International
Callable 04/12/26 @ $101.563
6.250%, 04/15/29(A)	945	912
US Acute Care Solutions
Callable 05/15/26 @ $104.875
9.750%, 05/15/29(A)	2,328	2,249
Viking Baked Goods Acquisition
Callable 11/01/27 @ $104.313
8.625%, 11/01/31(A)	2,199	2,176
VT Topco
Callable 08/15/26 @ $104.250
8.500%, 08/15/30(A)	1,456	1,480

		212,851
TOTAL CORPORATE OBLIGATIONS
(Cost $456,146) (000)		461,082

ASSET-BACKED SECURITIES — 20.5%

BERMUDA — 0.7%
Eagle RE, Ser 2023-1, Cl M2
Callable 09/25/28 @ $100.000
8.862%, SOFR30A + 5.200%, 09/26/33(A)(B)	1,150	1,214
Home RE, Ser 2026-1, Cl M1C
Callable 01/25/31 @ $100.000
6.262%, SOFR30A + 2.600%, 01/25/36(A)(B)	1,000	1,002
Home RE, Ser 2026-1, Cl M2
Callable 01/25/31 @ $100.000
6.862%, SOFR30A + 3.200%, 01/25/36(A)(B)	1,150	1,159
Radnor RE, Ser 2021-1, Cl M2
Callable 05/25/26 @ $100.000
6.812%, SOFR30A + 3.150%, 12/27/33(A)(B)	611	613

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
BERMUDA — (continued)
Radnor RE, Ser 2021-2, Cl M2
Callable 09/25/27 @ $100.000
8.662%, SOFR30A + 5.000%, 11/25/31(A)(B)	$6,000	$6,219
		10,207
CAYMAN ISLANDS — 5.6%
1988 CLO 5, Ser 2024-5A, Cl D1
Callable 07/15/26 @ $100.000
6.972%, TSFR3M + 3.300%, 07/15/37(A)(B)	850	849
Anchorage Capital CLO, Ser 2025-21A, Cl ER
Callable 04/20/26 @ $100.000
9.918%, TSFR3M + 6.250%, 10/20/34(A)(B)	470	429
Apidos CLO XXIII, Ser 2025-23A, Cl ERR
Callable 04/15/26 @ $100.000
8.872%, TSFR3M + 5.200%, 04/15/33(A)(B)	2,155	2,043
CarVal CLO III, Ser 2025-2A, Cl ER2
Callable 04/20/26 @ $100.000
9.668%, TSFR3M + 6.000%, 07/20/32(A)(B)	490	456
CIFC Funding, Ser 2017-4A, Cl D
Callable 04/24/26 @ $100.000
10.030%, TSFR3M + 6.362%, 10/24/30(A)(B)	700	698
CIFC Funding, Ser 2025-4A, Cl ER
Callable 07/16/26 @ $100.000
8.921%, TSFR3M + 5.250%, 07/16/35(A)(B)	750	696
CIFC Funding, Ser 2025-7A, Cl ER
Callable 04/23/26 @ $100.000
8.571%, TSFR3M + 4.900%, 01/23/35(A)(B)	1,500	1,395
Dryden 55 CLO, Ser 2018-55A, Cl E
Callable 04/15/26 @ $100.000
9.334%, TSFR3M + 5.662%, 04/15/31(A)(B)	1,450	1,351
Dryden 60 CLO, Ser 2018-60A, Cl D
Callable 04/15/26 @ $100.000
6.934%, TSFR3M + 3.262%, 07/15/31(A)(B)	300	300
Elmwood CLO 30, Ser 2024-6A, Cl E
Callable 07/17/26 @ $100.000
8.918%, TSFR3M + 5.250%, 07/17/37(A)(B)	500	477
Elmwood CLO II, Ser 2024-2A, Cl A2RR
Callable 10/20/26 @ $100.000
5.218%, TSFR3M + 1.550%, 10/20/37(A)(B)	11,000	10,967

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
CAYMAN ISLANDS — (continued)
Empower CLO, Ser 2024-1A, Cl ER
Callable 10/20/26 @ $100.000
9.568%, TSFR3M + 5.900%, 10/20/37(A)(B)	$660	$601
Fortress Credit BSL III, Ser 2015-1A, Cl ER
Callable 04/18/26 @ $100.000
10.119%, TSFR3M + 6.452%, 04/18/31(A)(B)	1,000	996
Fortress Credit Bsl VII, Ser 2024-1A, Cl DR
Callable 04/23/26 @ $100.000
6.721%, TSFR3M + 3.050%, 07/23/32(A)(B)	1,090	1,083
Fortress Credit BSL VIII, Ser 2019-2A, Cl E
Callable 04/20/26 @ $100.000
10.939%, TSFR3M + 7.272%, 10/20/32(A)(B)	1,000	927
Golub Capital Partners CLO, Ser 2025-53A, Cl ER
Callable 04/20/26 @ $100.000
8.368%, TSFR3M + 4.700%, 07/20/34(A)(B)	2,185	1,991
Harbor Park CLO, Ser 2025-1A, Cl ER2
Callable 04/20/26 @ $100.000
8.918%, TSFR3M + 5.250%, 01/20/31(A)(B)	3,170	2,889
Kennedy Lewis CLO 6, Ser 2024-6A, Cl AR2
Callable 10/22/26 @ $100.000
5.069%, TSFR3M + 1.400%, 10/22/37(A)(B)	10,000	10,004
KKR CLO, Ser 2018-23, Cl E
Callable 04/20/26 @ $100.000
9.929%, TSFR3M + 6.262%, 10/20/31(A)(B)	1,000	932
Madison Park Funding XXVII, Ser 2025-27A, Cl ER
Callable 04/20/27 @ $100.000
9.168%, TSFR3M + 5.500%, 04/20/38(A)(B)	250	219
Magnetite XXXI, Ser 2026-31A, Cl ER
Callable 07/15/26 @ $100.000
8.172%, TSFR3M + 4.500%, 07/15/34(A)(B)	3,500	3,254
Meacham Park CLO, Ser 2024-1A, Cl E
Callable 10/20/26 @ $100.000
9.018%, TSFR3M + 5.350%, 10/20/37(A)(B)	1,500	1,363
Neuberger Berman Loan Advisers CLO, Ser 2024-29A, Cl A2R
Callable 01/19/27 @ $100.000
5.188%, TSFR3M + 1.520%, 01/19/39(A)(B)	11,700	11,664

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
CAYMAN ISLANDS — (continued)
Neuberger Berman Loan Advisers CLO, Ser 2025-38A, Cl ER2
Callable 04/20/26 @ $100.000
8.268%, TSFR3M + 4.600%, 10/20/36(A)(B)	$1,795	$1,666
Neuberger Berman Loan Advisers CLO, Ser 2025-45A, Cl ER
Callable 04/14/26 @ $100.000
8.517%, TSFR3M + 4.850%, 10/14/36(A)(B)	150	138
Neuberger Berman Loan Advisers CLO, Ser 2025-46A, Cl ER
Callable 04/20/26 @ $100.000
8.818%, TSFR3M + 5.150%, 01/20/37(A)(B)	250	233
Neuberger Berman Loan Advisers CLO, Ser 2025-47A, Cl ER
Callable 07/14/26 @ $100.000
9.017%, TSFR3M + 5.350%, 04/16/35(A)(B)	150	139
Northwoods Capital XII-B, Ser 2024-12BA, Cl BR
Callable 06/15/26 @ $100.000
5.374%, TSFR3M + 1.700%, 06/15/31(A)(B)	10,500	10,498
Oaktree CLO, Ser 2019-4A, Cl ERR
Callable 07/20/26 @ $100.000
10.258%, TSFR3M + 6.590%, 07/20/37(A)(B)	250	231
Octagon Investment Partners 29, Ser 2024-1A, Cl ER2
Callable 07/18/26 @ $100.000
10.838%, TSFR3M + 7.170%, 07/18/39(A)(B)	1,500	1,393
Octagon Investment Partners 48, Ser 2024-3A, Cl ER2
Callable 10/15/26 @ $100.000
10.422%, TSFR3M + 6.750%, 01/15/39(A)(B)	1,000	941
OHA Credit Partners VII, Ser 2025-7A, Cl D2R4
Callable 02/20/27 @ $100.000
7.156%, TSFR3M + 3.500%, 02/20/38(A)(B)	2,000	1,863
OHA Credit Partners VII, Ser 2025-7A, Cl ER4
Callable 02/20/27 @ $100.000
8.156%, TSFR3M + 4.500%, 02/20/38(A)(B)	2,000	1,838
Regatta XX Funding, Ser 2025-2A, Cl ER
Callable 01/15/27 @ $100.000
8.572%, TSFR3M + 4.900%, 01/15/38(A)(B)	2,000	1,835

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)		Fair Value (000)
CAYMAN ISLANDS — (continued)
Renew, Ser 2024-2A, Cl A
Callable 07/20/41 @ $100.000
5.326%, 11/20/60(A)		$7,867	$7,517
Symphony CLO XX, Ser 2019-20A, Cl E
Callable 04/16/26 @ $100.000
10.223%, TSFR3M + 6.552%, 01/16/32(A)(B)		250	233
			84,109
IRELAND — 0.2%
Hayfin Emerald CLO V DAC, Ser 2024-5A, Cl ER
Callable 05/17/26 @ $100.000
9.034%, EUR003M + 7.050%, 11/17/37(A)(B)	EUR	2,760	3,188

JERSEY — 0.3%
BSL CLO 5, Ser 2024-5A, Cl D1
Callable 01/20/27 @ $100.000
6.768%, TSFR3M + 3.100%, 01/20/38(A)(B)		$440	435
Fortress Credit BSL XVIII, Ser 2025-1A, Cl D1R
Callable 04/23/26 @ $100.000
7.571%, TSFR3M + 3.900%, 04/23/36(A)(B)		430	425
Fortress Credit BSL XX, Ser 2026-3A, Cl DR
Callable 07/23/27 @ $100.000
6.621%, TSFR3M + 2.950%, 01/23/37(A)(B)		1,080	1,060
Juniper Valley Park CLO, Ser 2025-1A, Cl ERR
Callable 07/20/26 @ $100.000
8.418%, TSFR3M + 4.750%, 07/20/36(A)(B)		2,770	2,557
			4,477
UNITED KINGDOM — 0.1%
Newday Funding Master Issuer, Ser 2024-3A, Cl E
Callable 11/15/27 @ $100.000
7.484%, SONIA/N + 3.750%, 11/15/32(A)(B)	GBP	780	1,050

UNITED STATES — 13.6%
ACHM Trust, Ser 2024-HE2, Cl A
Callable 09/25/29 @ $100.000
5.350%, 10/25/39(A)		$7,026	7,038
ACHM Trust, Ser 2025-HE1, Cl A
Callable 08/25/31 @ $100.000
5.920%, 03/25/55(A)(B)		2,793	2,827

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
ACHV ABS Trust, Ser 2023-4CP, Cl E
Callable 04/25/26 @ $100.000
10.500%, 11/25/30(A)	$203	$204
Affirm Asset Securitization Trust, Ser 2023-X1, Cl D
Callable 04/15/26 @ $100.000
9.550%, 11/15/28(A)	52	52
Affirm Asset Securitization Trust, Ser 2024-B, Cl E
Callable 09/15/26 @ $100.000
7.350%, 09/15/29(A)	2,000	2,002
Affirm Master Trust, Ser 2025-1A, Cl E
Callable 02/15/27 @ $100.000
7.180%, 02/15/33(A)	5,000	5,033
Aligned Data Centers Issuer, Ser 2021-1A, Cl B
Callable 04/15/26 @ $100.000
2.482%, 08/15/46(A)	2,000	1,978
Ally Bank Auto Credit-Linked Notes, Ser 2024-A, Cl G
Callable 11/15/27 @ $100.000
12.748%, 05/17/32(A)	253	262
Aqua Finance Trust, Ser 2024-A, Cl A
Callable 01/17/33 @ $100.000
4.810%, 04/18/50(A)	5,816	5,828
Avant Loans Funding Trust, Ser 2025-REV1, Cl D
Callable 12/15/26 @ $100.000
8.390%, 05/15/34(A)	725	734
Avis Budget Rental Car Funding AESOP, Ser 2026-2A, Cl D
Callable 08/20/31 @ $100.000
7.040%, 08/20/32(A)	1,640	1,631
Bellemeade Re, Ser 2025-1, Cl M1B
Callable 10/25/29 @ $100.000
6.162%, SOFR30A + 2.500%, 10/25/35(A)(B)	1,250	1,256
Bellemeade Re, Ser 2025-1, Cl M1C
Callable 10/25/29 @ $100.000
6.912%, SOFR30A + 3.250%, 10/25/35(A)(B)	1,750	1,766
Blue Stream Issuer, Ser 2023-1A, Cl C
Callable 11/20/26 @ $100.000
8.898%, 05/20/53(A)	1,000	1,015
Bluepeak ABS Issuer, Ser 2025-1A, Cl B
Callable 12/20/28 @ $100.000
6.491%, 12/20/55(A)	1,000	1,013

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Carvana Auto Receivables Trust, Ser 2024-N3, Cl E
Callable 11/10/29 @ $100.000
7.660%, 04/12/32(A)	$2,120	$2,141
Carvana Auto Receivables Trust, Ser 2025-N1, Cl E
Callable 05/10/30 @ $100.000
7.730%, 08/10/32(A)	5,058	5,098
Consolidated Communications, Ser 2025-1A, Cl C
Callable 05/20/28 @ $100.000
9.408%, 05/20/55(A)	5,000	5,203
Consolidated Communications, Ser 2025-4A, Cl C
Callable 12/20/28 @ $100.000
8.098%, 12/20/55(A)	2,500	2,545
Consumer Portfolio Services Auto Trust, Ser 2025-B, Cl E
Callable 10/15/29 @ $100.000
7.950%, 03/15/33(A)	2,620	2,689
CPS Auto Receivables Trust, Ser 2026-A, Cl E
Callable 04/15/30 @ $100.000
6.660%, 08/15/33(A)	1,000	974
Ent Auto Receivables Trust, Ser 2023-1A, Cl D
Callable 06/15/28 @ $100.000
7.700%, 03/17/31(A)	1,560	1,625
Equify ABS, Ser 2024-1A, Cl A
Callable 07/15/28 @ $100.000
5.430%, 04/18/33(A)	2,076	2,081
Exeter Automobile Receivables Trust, Ser 2025-3A, Cl E
Callable 12/15/29 @ $100.000
7.520%, 12/15/32(A)	4,590	4,614
Exeter Automobile Receivables Trust, Ser 2025-5A, Cl E
Callable 07/15/30 @ $100.000
7.150%, 06/15/33(A)	3,460	3,415
Exeter Automobile Receivables Trust, Ser 2026-1A, Cl E
Callable 09/15/30 @ $100.000
6.690%, 08/15/33(A)	3,000	2,903
Exeter Automobile Receivables Trust, Ser 2026-2A, Cl E
Callable 01/15/31 @ $100.000
7.540%, 11/15/33(A)	3,370	3,361

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
FIGRE Trust, Ser 2025-HE8, Cl E
Callable 04/25/33 @ $100.000
7.250%, 11/25/55(A)(B)	$200	$203
FIP Master Funding, Ser 2024-1A, Cl A1
4.880%, 10/15/54(A)	7,969	7,898
Flatiron CLO 23, Ser 2025-1A, Cl ER
Callable 07/17/26 @ $100.000
8.618%, TSFR3M + 4.950%, 04/17/36(A)(B)	2,100	1,992
Flexential Issuer, Ser 2021-1A, Cl A2
Callable 04/25/26 @ $100.000
3.250%, 11/27/51(A)	3,348	3,346
Flexential Issuer, Ser 2021-1A, Cl B
Callable 04/25/26 @ $100.000
3.720%, 11/27/51(A)	1,500	1,490
Flexential Issuer, Ser 2021-1A, Cl C
Callable 04/25/26 @ $100.000
6.930%, 11/27/51(A)	5,000	4,965
Flexential Issuer, Ser 2025-1A, Cl A2
Callable 10/25/28 @ $100.000
6.030%, 10/25/60(A)	6,500	6,456
Flexential Issuer, Ser 2025-1A, Cl C
Callable 10/25/28 @ $100.000
8.540%, 10/25/60(A)	5,000	5,008
GLS Auto Receivables Issuer Trust, Ser 2025-1A, Cl E
Callable 07/15/29 @ $100.000
7.190%, 03/15/32(A)	4,250	4,324
GLS Auto Receivables Issuer Trust, Ser 2025-2A, Cl E
Callable 12/15/29 @ $100.000
7.730%, 06/15/32(A)	1,720	1,776
GLS Auto Receivables Issuer Trust, Ser 2026-1A, Cl E
Callable 09/15/30 @ $100.000
6.510%, 03/15/33(A)	2,000	1,963
GoodLeap Home Improvement Solutions Trust, Ser 2024-1A, Cl C
8.940%, 10/20/46(A)	794	822
GS Mortgage-Backed Securities Trust, Ser 2025-HE2, Cl B1
Callable 10/25/28 @ $100.000
6.762%, SOFR30A + 3.100%, 12/25/65(A)(B)	950	971

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Hertz Vehicle Financing III, Ser 2023-4A, Cl D
9.440%, 03/25/30(A)	$290	$301
Hertz Vehicle Financing III, Ser 2025-2A, Cl D
Callable 09/25/30 @ $100.000
8.340%, 09/25/31(A)	1,280	1,281
Home RE, Ser 2023-1, Cl M2
Callable 10/25/28 @ $100.000
9.662%, SOFR30A + 6.000%, 10/25/33(A)(B)	720	773
Hotwire Funding, Ser 2024-1A, Cl C
Callable 06/20/27 @ $100.000
9.188%, 06/20/54(A)	140	145
Island Finance Trust, Ser 2025-1A, Cl B
Callable 11/17/26 @ $100.000
7.950%, 03/19/35(A)	300	303
Island Finance Trust, Ser 2025-1A, Cl C
Callable 11/17/26 @ $100.000
10.000%, 03/19/35(A)	350	354
Kapitus Asset Securitization V, Ser 2025-1A, Cl D
Callable 05/10/27 @ $100.000
10.920%, 04/10/32(A)	550	550
Kinetic ABS Issuer, Ser 2026-1A, Cl C
Callable 02/25/29 @ $100.000
7.653%, 02/25/56(A)	3,500	3,527
LMRE Trust, Ser 2025-SFR1, Cl A
4.500%, 12/17/42(A)	5,000	4,867
Mariner Finance Issuance Trust, Ser 2024-AA, Cl D
Callable 08/20/27 @ $100.000
6.770%, 09/22/36(A)	570	579
Marlette Funding Trust, Ser 2023-2A, Cl D
Callable 06/15/27 @ $100.000
7.920%, 06/15/33(A)	1,670	1,698
MetroNet Infrastructure Issuer, Ser 2025-2A, Cl C
Callable 08/20/28 @ $100.000
7.830%, 08/20/55(A)	1,500	1,522
OnDeck Asset Securitization Trust IV, Ser 2024-2A, Cl C
Callable 10/17/26 @ $100.000
7.030%, 10/17/31(A)	1,300	1,296

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

 ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
OnDeck Asset Securitization Trust IV, Ser 2024-2A, Cl D
Callable 10/17/26 @ $100.000
9.490%, 10/17/31(A)	$140	$141
OnDeck Asset Securitization Trust IV, Ser 2025-1A, Cl D
Callable 04/17/27 @ $100.000
8.770%, 04/19/32(A)	100	101
Pagaya AI Debt Grantor Trust, Ser 2025-3, Cl D
Callable 05/15/27 @ $100.000
6.988%, 12/15/32(A)	200	201
Progress Residential Trust, Ser 2024-SFR2, Cl F
3.650%, 04/17/41(A)(B)	690	643
Radnor RE, Ser 2022-1, Cl M2
Callable 02/25/28 @ $100.000
12.162%, SOFR30A + 8.500%, 09/25/32(A)(B)	6,500	7,213
RCKT Mortgage Trust, Ser 2024-CES7, Cl A1A
Callable 09/25/27 @ $100.000
5.158%, 10/25/44(A)(D)	3,059	3,055
Reach ABS Trust, Ser 2025-1A, Cl D
Callable 07/15/29 @ $100.000
7.750%, 08/16/32(A)	260	271
Reach ABS Trust, Ser 2025-2A, Cl D
Callable 02/15/30 @ $100.000
7.310%, 08/18/32(A)	1,530	1,578
Regional Management Issuance Trust, Ser 2024-1, Cl D
Callable 06/15/27 @ $100.000
7.460%, 07/15/36(A)	2,500	2,550
SAIF Securitization Trust, Ser 2025-CES1, Cl B1
Callable 08/25/28 @ $100.000
7.234%, 06/25/65(A)(B)	1,000	1,011
SAIF Securitization Trust, Ser 2026-CES1, Cl B1
Callable 03/25/29 @ $100.000
7.383%, 02/25/56(A)(B)	2,880	2,884
Sierra Timeshare Receivables Funding, Ser 2026-1A, Cl D
Callable 09/20/33 @ $100.000
7.100%, 12/22/42(A)	2,000	1,984

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

 ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
STAR Trust, Ser 2024-SFR4, Cl A
5.423%, TSFR1M + 1.750%, 10/17/41(A)(B)	$9,978	$9,978
Switch ABS Issuer, Ser 2024-2A, Cl C
Callable 06/25/27 @ $100.000
10.033%, 06/25/54(A)	4,500	4,587
Switch ABS Issuer, Ser 2025-1A, Cl B
Callable 03/25/28 @ $100.000
6.485%, 03/25/55(A)	5,000	4,896
Switch ABS Issuer, Ser 2025-2A, Cl B
Callable 10/25/28 @ $100.000
6.244%, 10/25/55(A)	2,500	2,441
Switch ABS Issuer, Ser 2026-1A, Cl A21
Callable 03/25/29 @ $100.000
5.609%, 03/27/56(A)	1,000	1,000
Towd Point Asset Trust, Ser 2021-SL1, Cl D
5.490%, TSFR1M + 1.814%, 11/20/61(A)(B)	3,130	3,083
Uniti Fiber Abs Issuer, Ser 2025-1A, Cl C
Callable 10/20/28 @ $100.000
9.018%, 04/20/55(A)	3,000	3,084
Upgrade Auto Receivables Trust, Ser 2025-1A, Cl E
Callable 03/15/30 @ $100.000
7.500%, 11/15/33(A)	210	210
Upgrade Receivables Trust, Ser 2024-1A, Cl E
Callable 12/15/27 @ $100.000
11.530%, 02/18/31(A)	2,251	2,379
Upstart Securitization Trust, Ser 2023-2, Cl C
Callable 03/20/27 @ $100.000
11.870%, 06/20/33(A)	1,134	1,189
Upstart Securitization Trust, Ser 2025-2, Cl D
Callable 03/20/29 @ $100.000
8.000%, 06/20/35(A)	2,580	2,662
Upstart Securitization Trust, Ser 2025-3, Cl D
Callable 04/20/29 @ $100.000
7.410%, 09/20/35(A)	1,000	1,015
Upstart Securitization Trust, Ser 2025-4, Cl D
Callable 11/20/29 @ $100.000
7.670%, 11/20/35(A)	1,515	1,546
US Bank, Ser 2023-1, Cl D
Callable 10/25/26 @ $100.000
13.597%, 08/25/32(A)	117	119

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

 ASSET-BACKED SECURITIES — continued

	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Verdant Receivables, Ser 2024-1A, Cl D
Callable 08/12/28 @ $100.000
7.230%, 12/12/31(A)	$570	$590
VINE Trust, Ser 2023-SFR1, Cl A
4.750%, 12/17/40(A)	6,483	6,386
Vista Point Securitization Trust, Ser 2024-CES2, Cl A1
Callable 09/25/27 @ $100.000
5.252%, 10/25/54(A)(D)	1,930	1,926
Vista Point Securitization Trust, Ser 2024-CES3, Cl A1
Callable 12/25/27 @ $100.000
5.679%, 01/25/55(A)(D)	3,643	3,654
Vista Point Securitization Trust, Ser 2024-CES3, Cl B1
Callable 12/25/27 @ $100.000
7.833%, 01/25/55(A)(B)	1,644	1,672
Westgate Resorts, Ser 2023-1A, Cl D
Callable 04/20/27 @ $100.000
10.140%, 12/20/37(A)	196	201
		201,948
TOTAL ASSET-BACKED SECURITIES
(Cost $306,344) (000)		304,979

CONVERTIBLE BONDS — 5.7%

AUSTRALIA — 0.2%
IREN
0.000%, 07/01/31(A)(E)	4,151	3,023

CAMEROON — 0.2%
Golar LNG
2.750%, 12/15/30(A)	2,745	3,262

CHINA — 1.1%
Alibaba Group Holding
0.500%, 06/01/31	2,474	3,431
JD.com
0.250%, 06/01/29	7,260	7,220
Trip.com Group
0.750%, 06/15/29	5,884	6,089
		16,740

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

 CONVERTIBLE BONDS — continued

	Face Amount (000)	Fair Value (000)
NETHERLANDS — 0.1%
Nebius Group
2.750%, 09/15/32(A)	$1,662	$1,735

UNITED STATES — 4.1%
Alliant Energy
3.250%, 05/30/28(A)	4,489	4,756
AST SpaceMobile
2.250%, 04/15/36(A)	525	505
CMS Energy
3.125%, 05/01/31(A)	6,496	6,665
Coinbase Global
0.000%, 10/01/29(A)(E)	6,529	5,716
Exelon
3.250%, 03/15/29(A)	2,444	2,526
Federal Realty OP
3.250%, 01/15/29(A)	1,615	1,651
FirstEnergy
3.875%, 01/15/31(A)	4,356	5,022
GameStop
0.000%, 04/01/30(A)(E)	6,134	6,312
Liberty Energy
0.000%, 03/01/32(A)(E)	892	905
MARA Holdings
0.000%, 03/01/30(E)	458	404
NCL
0.750%, 09/15/30(A)	2,537	2,354
PennyMac
8.500%, 06/01/29	2,295	2,383
PG&E
4.250%, 12/01/27	7,160	7,414
PPL Capital Funding
3.000%, 12/01/30(A)	808	844
Redwood Trust
7.750%, 06/15/27	4,116	4,157
Rexford Industrial Realty
4.125%, 03/15/29(A)	2,339	2,293
Super Micro Computer
0.000%, 06/15/30(A)(E)	5,691	4,168

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

CONVERTIBLE BONDS — continued

	Face Amount (000)	Fair Value (000)
Upstart Holdings
0.000%, 02/15/32(A)(E)	$4,029	$2,580
		60,655
TOTAL CONVERTIBLE BONDS
(Cost $87,119) (000)		85,415

U.S. TREASURY OBLIGATIONS — 4.3%

U.S. Treasury Bills
3.672%, 06/04/26(G)	25,000	24,839
3.625%, 05/05/26(G)	20,000	19,932
3.545%, 06/18/26(G)	15,000	14,883
U.S. Treasury Notes
4.625%, 06/15/27	5,000	5,047

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $64,700) (000)		64,701

PREFERRED STOCK — 2.1%

	Shares
UNITED STATES — 2.1%

Financials — 0.4%
Adamas Trust, 6.875%	34,100	801
Apollo Global Management, 6.750%	37,500	2,192
Ares Management, 6.750%	25,260	914
PennyMac Mortgage Investment Trust, 9.000%	20,247	509
TPG RE Finance Trust, 6.250%	12,403	219
Western Alliance Bancorp, 4.250%	19,200	440
		5,075
Information Technology — 1.3%
Hewlett Packard Enterprise, 7.625%	89,990	5,805
Microchip Technology, 7.500%	118,906	6,774
Novanta, 6.500%	78,440	4,208
Oracle, 6.500%	68,235	3,071
		19,858
Materials — 0.1%
Albemarle, 7.250%	22,725	1,633

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

PREFERRED STOCK — continued

	Shares	Fair Value (000)
UNITED STATES — (continued)
Real Estate — 0.0%
Brookfield Property Partners, 6.250%	19,585	$341

Utilities — 0.3%
NextEra Energy, 7.375%	69,849	3,508

TOTAL PREFERRED STOCK
(Cost $30,702) (000)		30,415

EXCHANGE-TRADED FUND — 1.4%

UNITED STATES — 1.4%

Equity Fund — 1.4%
iShares Bitcoin Trust ETF *	534,150	20,522
TOTAL EXCHANGE-TRADED FUND
(Cost $29,908) (000)		20,522

PURCHASED OPTIONS — 0.9%

	Contracts
PURCHASED OPTIONS
Total Purchased Options(H)
(Cost $14,066) (000)	9,730	$13,176

PURCHASED SWAPTIONS — 0.9%

	Notional Amount (000)
PURCHASED SWAPTIONS
Total Purchased Swaptions(H)
(Cost $13,853) (000)	$982,200	$13,435

SHORT-TERM INVESTMENT — 2.0%

	Shares
BlackRock Cash Funds Treasury Fund - Institutional Shares
3.590%(I)	30,050,857	30,051

TOTAL SHORT-TERM INVESTMENT
(Cost $30,051) (000)		30,051

TOTAL INVESTMENTS — 220.5%
(Cost $3,295,102) (000)		$3,286,535

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

SECURITIES SOLD SHORT
CORPORATE OBLIGATIONS — (0.7)%
	Face Amount (000)	Fair Value (000)
GERMANY — (0.1)%
Cerdia Finanz GmbH
9.375%, 10/03/31 (A)	$(1,131)	$(1,120)

LUXEMBOURG — (0.3)%
INEOS Finance
7.500%, 04/15/29 (A)	(2,309)	(2,240)
6.750%, 05/15/28 (A)	(2,492)	(2,409)
		(4,649)
UNITED STATES — (0.3)%
Celanese US Holdings
6.500%, 04/15/30	(1,217)	(1,242)
Hudson Pacific Properties
5.950%, 02/15/28	(617)	(585)
Miter Brands Acquisition Holdco
6.750%, 04/01/32 (A)	(1,585)	(1,518)
Park-Ohio Industries
8.500%, 08/01/30 (A)	(1,052)	(1,078)
ZoomInfo Technologies
3.875%, 02/01/29 (A)	(1,283)	(1,066)
		(5,489)
TOTAL CORPORATE OBLIGATIONS
(Proceeds $(11,055)) (000)		(11,258)

U.S. TREASURY OBLIGATIONS — (2.6)%

U.S. Treasury Notes
4.625%, 06/15/27	(39,000)	(39,366)
Total U.S. Treasury Obligations
(Proceeds $(39,291)) (000)		(39,366)

COMMON STOCK — (3.6)%

	Shares
AUSTRALIA — (0.1)%
Information Technology — (0.1)%
IREN	(37,551)	(1,287)

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)
CAMEROON — (0.1)%

Energy — (0.1)%
Golar LNG	(36,710)	$(1,987)

CHINA — (0.4)%
Consumer Discretionary — (0.4)%
Alibaba Group Holding ADR	(18,966)	(2,379)
JD.com ADR	(62,150)	(1,838)
Trip.com Group ADR	(45,371)	(2,259)
		(6,476)
NETHERLANDS — (0.1)%
Information Technology — (0.1)%
Nebius Group, Cl A	(9,450)	(981)

UNITED STATES — (2.9)%
Communication Services — 0.0%
AST SpaceMobile, Cl A	(3,969)	(329)

Consumer Discretionary — (0.3)%
GameStop, Cl A	(131,502)	(3,030)
Norwegian Cruise Line Holdings	(38,180)	(714)
		(3,744)
Energy — 0.0%
Liberty Energy, Cl A	(15,487)	(446)

Financials — (0.3)%
Apollo Global Management	(16,293)	(1,815)
Ares Management, Cl A	(7,022)	(766)
Coinbase Global, Cl A	(8,659)	(1,512)
Upstart Holdings	(35,164)	(902)
		(4,995)
Information Technology — (1.2)%
Hewlett Packard Enterprise	(208,805)	(4,972)
MARA Holdings	(7,557)	(62)
Microchip Technology	(88,500)	(5,718)
Novanta	(26,326)	(3,109)
Oracle	(14,061)	(2,068)

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

COMMON STOCK — continued

	Shares	Fair Value (000)
UNITED STATES — (continued)
Super Micro Computer	(73,261)	$(1,668)
		(17,597)
Materials — (0.1)%
Albemarle	(8,051)	(1,445)

Real Estate — (0.1)%
Federal Realty Investment Trust	(5,249)	(557)
Rexford Industrial Realty	(7,352)	(241)
		(798)
Utilities — (0.9)%
Alliant Energy	(27,801)	(1,995)
CMS Energy	(32,977)	(2,559)
Exelon	(15,405)	(755)
FirstEnergy	(55,479)	(2,811)
NextEra Energy	(26,422)	(2,454)
PG&E	(111,893)	(1,966)
PPL	(10,035)	(383)
		(12,923)
		(42,277)
TOTAL COMMON STOCK
(Proceeds $(55,595)) (000)		(53,008)

TOTAL SECURITIES SOLD SHORT — (6.9)%
(Proceeds $(105,941)) (000)		$(103,632)

WRITTEN SWAPTIONS — (0.9)%

	Notional Amount (000)
Total Written Swaptions(H)
(Premiums Received $13,989) (000)	$(744,200)	$(13,641)

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

*	Non-income producing security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." On March 31, 2026, the value of these securities amounted $1,011,715 (000) and represented 67.9% of net assets.

(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	No rate available.

(D)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on March 31, 2026. The coupon on a step bond changes on a specified date.

(E)	Zero Coupon Security.

(F)	Perpetual security with no stated maturity date.

(G)	The rate reported on the Schedule of Investments is the effective yield at the time of purchase.

(H)	Refer to table below for details on Options Contracts.

(I)	Rate shown is the 7-day effective yield as of March 31, 2026. The BlackRock Cash Funds Treasury Fund's financial statements are available on the SEC's website at https://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

Open exchange-traded options contracts held by the Fund at March 31, 2026, are as follows:

PURCHASED OPTIONS — 0.6%

	Number of Contracts	Notional Amount (000)	Strike Price	Expiration Date	Fair Value (000)
CALL OPTIONS
UNITED STATES — 0.3%
10-Year U.S. Treasury Long Bond Future Option	1,312	$1,457	$110.00	04/24/26	$1,845
10-Year U.S. Treasury Long Bond Future Option	1,218	1,352	111.00	04/24/26	894
10-Year U.S. Treasury Long Bond Future Option	539	599	112.00	04/24/26	177
10-Year U.S. Treasury Long Bond Future Option	1,693	1,880	110.50	04/24/26	1,772
					4,688
PUT OPTIONS
UNITED STATES — 0.3%
10-Year U.S. Treasury Long Bond Future Option	1,312	1,457	110.00	04/24/26	472
10-Year U.S. Treasury Long Bond Future Option	1,218	1,352	111.00	04/24/26	837
10-Year U.S. Treasury Long Bond Future Option	539	598	112.00	04/24/26	691
10-Year U.S. Treasury Long Bond Future Option	1,693	1,880	110.50	04/24/26	847
iShares Russell 2000 ETF	130	3,224	245.00	04/17/26	70
iShares Russell 2000 ETF	73	1,810	231.00	05/15/26	32
					2,949
Total Purchased Options					7,637

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

Open OTC options contracts held by the Fund at March 31, 2026, are as follows:

PURCHASED OPTIONS — 0.3%

	Counterparty	Number of Contracts	Notional Amount (000)		Strike Price	Expiration Date	Fair Value (000)
CALL OPTIONS
EURO — 0.0%
EURIBOR Swap Rate Option(1)	Nomura Securities International	1	EUR	1,000,000	0.25%	07/17/28	$175
UNITED STATES — 0.3%
Hybrid Binary Option(2)	Morgan Stanley	1		$200,000	3.52%	12/18/26	$3,380
MS Cross-Asset Carry & Convexity Basket Option(3)	Morgan Stanley	1		77,400	$210.93	10/16/27	1,984
Total Purchased Options							$5,539

(1)	A call option purchased on the spread between the 30-year and 10-year euro constant-maturity swap rates, a 10s30s spread. The option has two strike conditions that must be met at expiry to exercise: the 10s30s spread exceeds 0.25% and the 30-year euro swap rate is below 2.50%.

(2)	This option contract is purchased with two strike conditions that must be met at expiry to exercise: SPX = $6,424.30 and the 5-year SOFR rate < 3.52%

(3)	This is a 3.15% deferred premium 2 year ATM call option with a volatility lock mechanism on a basket of Morgan Stanley volatility carry strategies across equity, VIX, rates, and credit.

The following table represents the individual underlying components comprising the Basket Option at March 31, 2026:

Ticker	Strategy	Percentage of Notional
MSCBUVQ1	NDX Up Vol	32.48%
MSCBWVPS	SPX Vol Carry	10.27%
MSCBWVRS	RTY Vol Carry	10.30%
MSVXCS02	VIX RV and Rolldown	39.69%
MSFVWGTT	Rates Vol Carry	30.09%
MSCBVMH2	Credit Vol Carry	9.96%
MSCV10SP	SPX Conditional Down Var	15.00%
MSCBLMSP	SPX Long Gamma	15.88%
MSCBLMNQ	NDX Long Gamma	12.03%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

Open OTC swaptions contracts held by the Fund at March 31, 2026, are as follows:

Description	Counterparty	Notional Amount (000)	Strike Price	Expiration Date	Value (000)
PURCHASED SWAPTIONS — 0.9%
Call Swaptions
USD-SOFR Swaption Receiver	Nomura Securities International	$60,000	4.27%	01/16/2035	$2,775
USD-SOFR Swaption Receiver	Nomura Securities International	400,000	2.49%	03/16/2028	(226)
USD-SOFR Swaption Receiver	Nomura Securities International	11,200	4.48%	09/26/2035	340
USD-SOFR Swaption Receiver	Nomura Securities International	13,000	4.75%	01/16/2035	110
		484,200			2,999
Put Swaptions
MidOcean CREI Fund Management Swaption Payer	JPMorgan Chase	45,000	4.10%	04/06/2026	3
USD-SOFR Swaption Payer	Nomura Securities International	300,000	4.40%	01/16/2035	10,240
USD-SOFR Swaption Payer	Nomura Securities International	70,000	3.65%	03/16/2028	295
USD-SOFR Swaption Payer	Nomura Securities International	2,000	4.22%	09/26/2030	104
USD-SOFR Swaption Straddle	Nomura Securities International	81,000	4.22%	09/26/2030	(206)
		498,000			10,436
Total Purchased Swaptions		$982,200			$13,435
WRITTEN SWAPTIONS — (0.9)%
Put Swaptions
USD-SOFR Swaption Payer	Nomura Securities International	(60,000)	4.27%	01/16/2035	(3,836)
USD-SOFR Swaption Payer	Nomura Securities International	(11,200)	4.48%	09/26/2035	(381)
USD-SOFR Swaption Payer	Nomura Securities International	(13,000)	4.75%	01/16/2035	17

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

Open OTC swaptions contracts held by the Fund at March 31, 2026, are as follows:

Description	Counterparty	Notional Amount (000)	Strike Price	Expiration Date	Value (000)
WRITTEN SWAPTIONS (continued)
USD-SOFR Swaption Payer	Nomura Securities International	$(350,000)	6.40%	01/16/2035	$(9,154)
USD-SOFR Swaption Straddle	Nomura Securities International	(100,000)	3.49%	03/16/2028	(178)
USD-SOFR Swaption Straddle	Nomura Securities International	(10,000)	4.14%	03/23/2029	27
USD-SOFR Swaption Straddle	Nomura Securities International	(128,000)	4.48%	09/26/2035	(34)
		(672,200)			(13,539)
Call Swaptions
USD-SOFR Swaption Receiver	Nomura Securities International	(70,000)	3.65%	03/16/2028	(10)
USD-SOFR Swaption Receiver	Nomura Securities International	(2,000)	4.22%	09/26/2030	(92)
		(72,000)			(102)
Total Written Swaptions		$(744,200)			$(13,641)

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

Open futures contracts held by the Fund at March 31, 2026, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Long Contracts
S&P 500 Annual Dividend Index	2,876	Dec-2027		$49,949	$57,412	$7,463
U.S. 5-Year Treasury Notes	211	Jun-2026		23,106	22,826	(280)
				73,055	80,238	7,183
Short Contracts
3 Month SOFR	(723)	Jun-2026		(174,614)	(174,108)	506
3 Month SOFR	(723)	Jun-2027		(175,391)	(174,216)	1,175
3 Month SOFR	(723)	Jun-2028		(174,758)	(174,596)	162
3 Month SOFR	(723)	Sep-2026		(175,029)	(174,125)	904
3 Month SOFR	(723)	Sep-2027		(175,355)	(174,325)	1,030
3 Month SOFR	(723)	Sep-2028		(174,650)	(174,542)	108
3 Month SOFR	(723)	Dec-2026		(175,282)	(174,125)	1,157
3 Month SOFR	(723)	Dec-2027		(175,076)	(174,487)	589
3 Month SOFR	(723)	Dec-2028		(174,532)	(174,478)	54
3 Month SOFR	(723)	Mar-2027		(175,382)	(174,180)	1,202
3 Month SOFR	(723)	Mar-2028		(174,858)	(174,595)	263
EURO STOXX® Quality Dividend 50 Index	(3,000)	Dec-2026	EUR	(54,590)	(58,498)	(4,448)
U.S. 10-Year Treasury Notes	(7,673)	Jun-2026		$(860,902)	(852,062)	8,840
U.S. Ultra Long Treasury Bonds	(47)	Jun-2026		(5,648)	(5,478)	170
				(2,846,067)	(2,833,815)	11,712
				(2,773,012)	$(2,753,577)	$18,895

Open forward foreign currency contracts held by the Fund at March 31, 2026, are as follows:

Counterparty	Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation/ (Depreciation) (000)
State Street	04/17/26	GBP	5,847	USD	7,776	$38
State Street	04/17/26	EUR	2,802	USD	3,223	(19)
						$19

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

Open centrally cleared swap contracts held by the Fund at March 31, 2026, are as follows:

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (000)	Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
CDX.NA.HY.45 (4Y)	Buy	5.00%	Quarterly	12/20/30	$33,660	$(1,918)	$(2,214)	$296
CDX.NA.HY.46 (5Y)	Buy	5.00%	Quarterly	06/20/31	1,000	(52)	(46)	(6)
						$(1,970)	$(2,260)	$290

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)	Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
3.517%	SOFR INDEX	Annually	06/19/2027	USD	19,000	$29	$–	$29
3.464%	SOFR INDEX	Annually	01/28/2029	USD	7,187	26	–	26
3.464%	SOFR INDEX	Annually	01/28/2029	USD	5,122	18	–	18
3.514%	SOFR INDEX	Annually	01/28/2030	USD	23,124	62	–	62
3.514%	SOFR INDEX	Annually	01/28/2030	USD	12,476	33	–	33
3.32636%	SOFR INDEX	Annually	08/31/2030	USD	23,000	232	–	232
3.571%	SOFR INDEX	Annually	01/28/2031	USD	24,960	49	–	49
3.571%	SOFR INDEX	Annually	01/28/2031	USD	4,643	9	–	9
3.635%	SOFR INDEX	Annually	01/28/2032	USD	3,100	3	–	3
3.867%	SOFR INDEX	Annually	01/28/2036	USD	5,845	(13)	–	(13)
3.966%	SOFR INDEX	Annually	01/28/2038	USD	163	–	–	–
4.088%	SOFR INDEX	Annually	01/28/2041	USD	392	(2)	–	(2)
4.209%	SOFR INDEX	Annually	01/28/2051	USD	363	(4)	–	(4)
						$442	$–	$442

Open OTC swap contracts held by the Fund at March 31, 2026, are as follows:

Credit Default Swap
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (000)	Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Depreciation (000)
JPMorgan Chase	CDX.NA.HY.43 (4Y)	Sell	5.00%	Quarterly	12/30/2030	$4,851	$(2,537)	$(2,435)	$(102)

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)^	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
Bank of America	**BABXRPFV INDEX	0.00%	TOTAL RETURN	Monthly	01/21/27	USD	52,044	$(207)	$–	$(207)
Bank of America	**BAEIZDIR INDEX	0.00%	TOTAL RETURN	Monthly	03/16/27	USD	25,000	(256)	–	(256)
Bank of America	**BAFXCAVE INDEX	0.00%	TOTAL RETURN	Monthly	09/22/26	USD	80,473	–	–	–
Bank of America	**MLFSCRED INDEX	SOFR +0.25%	TOTAL RETURN	Quarterly	10/26/26	USD	25,427	(3,775)	–	(3,775)
Bank of America	**MLFSLGLB INDEX	SOFR +0.40%	TOTAL RETURN	Quarterly	08/21/26	USD	91,544	(4,143)	–	(4,143)
Bank of America	**MLFSSGLB INDEX	TOTAL RETURN	SOFR -0.28%	Quarterly	08/21/26	USD	91,673	5,290	–	5,290
Barclays	**BCFSSOFL INDEX	0.45%	TOTAL RETURN	Quarterly	02/12/27	USD	18,398	(2)	–	(2)
Barclays	**BCFSSOFS INDEX	TOTAL RETURN	0.00%	Quarterly	02/12/27	USD	19,070	2	–	2
Barclays	**BCUSBSHT INDEX	0.45%	TOTAL RETURN	Quarterly	02/11/27	USD	16,632	187	–	187
BNP Paribas	**BPFXMRGU INDEX	0.10%	TOTAL RETURN	Quarterly	09/18/26	USD	39,509	168	–	168
BNP Paribas	**BPFXSTG2 INDEX	0.10%	TOTAL RETURN	Quarterly	10/15/26	USD	38,621	87	–	87
BNP Paribas	Freedom Mortgage Holdings LLC	0.00%	TOTAL RETURN	Monthly	04/30/27	USD	4,469	68	–	68
BNP Paribas	Starwood Property Trust, Inc.	0.00%	TOTAL RETURN	Monthly	04/30/27	USD	1,912	53	–	53
Deutsche Bank	**DBGNLASU INDEX	0.00%	TOTAL RETURN	Quarterly	01/25/27	USD	51,388	3,352	–	3,352
Goldman Sachs	**AGGSCAZE INDEX	0.40%	TOTAL RETURN	Quarterly	02/04/27	USD	9,866	(235)	–	(235)
Goldman Sachs	**GSCBEJFB INDEX	SOFR +0.42%	TOTAL RETURN	Monthly	04/30/26	USD	162,556	(65)	–	(65)
Goldman Sachs	**GSCBFSBK INDEX	TOTAL RETURN	SOFR -0.45%	Monthly	04/30/26	USD	140,074	–	–	–
Goldman Sachs	**GSFSHALT INDEX	TOTAL RETURN	SOFR -0.20%	Quarterly	03/24/27	USD	14,835	107	–	107
Goldman Sachs	**GSFSTINT INDEX	SOFR +0.55%	TOTAL RETURN	Quarterly	03/24/27	USD	14,430	9	–	9
Goldman Sachs	**GSXAF22F INDEX	0.00%	TOTAL RETURN	Quarterly	09/28/26	USD	52,731	(137)	–	(137)
JPMorgan Chase	**JPMPURE INDEX	TOTAL RETURN	0.40%	Quarterly	03/18/27	USD	14,997	(148)	–	(148)
JPMorgan Chase	IBOXHY INDEX	TOTAL RETURN	SOFR	Quarterly	06/20/26	USD	21,186	62	107	(45)
JPMorgan Chase	IBOXHY INDEX	TOTAL RETURN	SOFR	Quarterly	09/20/26	USD	20,692	20	157	(137)
JPMorgan Chase	IBOXIG INDEX	TOTAL RETURN	SOFR	Quarterly	06/20/26	USD	7,400	(1)	57	(58)
Morgan Stanley	**MSFSREL INDEX	FEDFUNDS +0.55%	TOTAL RETURN	Quarterly	10/06/27	USD	24,104	(780)	–	(780)
Morgan Stanley	**MSQSPB12 INDEX	0.00%	TOTAL RETURN	Quarterly	11/11/26	USD	66,554	(367)	–	(367)
Nomura Securities International	**NMIVRU3X INDEX	1.25%	TOTAL RETURN	Quarterly	09/29/26	USD	561	17	–	17

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)^	Fair Value (000)	Upfront Payments/ Receipts (000)	Net Unrealized Appreciation (Depreciation) (000)
Nomura Securities International	**NMSY2RNU INDEX	0.15%	TOTAL RETURN	Quarterly	07/31/26	USD	74,878	$(176)	$–	$(176)
Nomura Securities International	**NMVVU5X INDEX	1.25%	TOTAL RETURN	Quarterly	02/11/27	USD	207,426	596	–	596
Nomura Securities International	**NMVVU5XX INDEX	TOTAL RETURN	1.25%	Quarterly	02/11/27	USD	206,639	337	–	337
Nomura Securities International	**NMVVUX5 INDEX	TOTAL RETURN	1.25%	Quarterly	02/11/27	USD	210,928	(459)	–	(459)
Nomura Securities International	**NMVVUX5X INDEX	1.25%	TOTAL RETURN	Quarterly	02/11/27	USD	207,105	(331)	–	(331)
Nomura Securities International	**NNMIVRU3 INDEX	1.25%	TOTAL RETURN	Quarterly	09/29/26	USD	912	28	–	28
Societe Generale	**SGIASW20 INDEX	0.50%	TOTAL RETURN	Quarterly	09/11/26	USD	50,000	203	–	203
Societe Generale	**SGMDSBVH INDEX	0.20%	TOTAL RETURN	Quarterly	04/07/26	USD	74,533	204	–	204
UBS	**UBCSDQMV INDEX	0.20%	TOTAL RETURN	Quarterly	01/15/27	USD	58,266	1,643	–	1,643
							2,196,833	$1,351	$321	$1,030

^	Notional amounts for OTC swaps are listed in their local currency.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

**	The following tables represent the individual underlying components comprising the Index Basket Swaps at March 31, 2026.

**	BABXRPFV Index: A commodity volatility multi-factor basket of four commodity strategies with equally weighted risk contributions targeting three factors: Vol Carry, Vol Hedging, and Relative Value Vol

	Top Underlying Components	Notional	Percentage of Notional
Future	Brent Crude Futures June 26	$9,266,605	17.88%
	Brent Crude Futures July 26	6,073,567	11.72%
	Gold 100 oz Futures June 26	(4,736,556)	-9.14%
	Corn Futures May 26	3,560,078	6.87%
	Brent Crude Futures August 26	3,227,626	6.23%
	WTI Crude Futures June 26	3,123,088	6.02%
	WTI Crude Futures July 26	2,548,236	4.92%
	LME Copper Futures May 26	(2,295,220)	-4.43%
	LME Copper Futures June 26	(1,962,954)	-3.79%
	LME Zinc Futures May 26	(1,104,188)	-2.13%
	Corn Futures July 26	863,886	1.67%
	LME Copper Futures July 26	(854,063)	-1.65%
	WTI Crude Futures May 26	603,687	1.16%
	WTI Crude Futures August 26	569,351	1.10%
	LME Nickel Futures May 26	(276,760)	-0.53%
	Gold 100 oz Futures August 26	271,952	0.52%
	LME Zinc Futures June 26	264,461	0.51%
	Brent Crude Futures September 26	224,468	0.43%
	LME Zinc Futures July 26	148,509	0.29%
Option	Call Option on CRUDE OIL OPT IPE Jun26C 61	(1,319,587)	-2.55%
	Call Option on CRUDE OIL OPT IPE Jun26C 60	(980,177)	-1.89%
	Call Option on CRUDE OIL FUT OPT May26C 58	(908,223)	-1.75%
	Call Option on CRUDE OIL FUT OPT May26C 57	(810,482)	-1.56%
	Call Option on CRUDE OIL OPT IPE Jul26C 66	(758,884)	-1.46%
	Call Option on CRUDE OIL FUT OPT May26C 56	(698,659)	-1.35%
	Call Option on CRUDE OIL OPT IPE Jun26C 63	(686,076)	-1.32%
	Call Option on CRUDE OIL OPT IPE Jun26C 59	(607,627)	-1.17%
	Call Option on CRUDE OIL OPT IPE Jul26C 68	(576,789)	-1.11%
	Call Option on CRUDE OIL OPT IPE Aug26C 69	(556,589)	-1.07%
	Call Option on CRUDE OIL FUT OPT Jun26C 59	(517,238)	-1.00%
	Call Option on CRUDE OIL FUT OPT Jun26C 60	(494,404)	-0.95%
	Call Option on CRUDE OIL OPT IPE Jul26C 64	(411,412)	-0.79%
	Call Option on CRUDE OIL FUT OPT Jul26C 65	(395,884)	-0.76%
	Call Option on CRUDE OIL FUT OPT May26C 81	373,875	0.72%
	Call Option on CRUDE OIL OPT IPE Jul26C 67	(363,358)	-0.70%
	Call Option on CRUDE OIL FUT OPT Jun26C 62	(360,600)	-0.70%
	Call Option on CRUDE OIL OPT IPE Jun26C 62	(357,185)	-0.69%
	Call Option on CRUDE OIL FUT OPT Jun26C 64	(329,322)	-0.64%
	Call Option on CRUDE OIL OPT IPE Jul26C 65	(262,533)	-0.51%
	Call Option on CRUDE OIL FUT OPT May26C 82	236,297	0.46%
	Call Option on CRUDE OIL FUT OPT Jul26C 62	(230,936)	-0.45%
	Call Option on CRUDE OIL FUT OPT May26C 83	224,098	0.43%
	Call Option on CRUDE OIL FUT OPT May26C 80	196,657	0.38%
	Call Option on CRUDE OIL FUT OPT Jun26C 61	(188,091)	-0.36%
	Call Option on CRUDE OIL OPT IPE Jun26C 64	(164,375)	-0.32%
	Call Option on CRUDE OIL OPT IPE Jun26C 65	(157,246)	-0.30%
	Put Option on COPPER LME OPT Jun26P 12900	(156,988)	-0.30%
	Call Option on CRUDE OIL OPT IPE Aug26C 74	(147,205)	-0.28%
	Call Option on CRUDE OIL FUT OPT May26C 55	(144,860)	-0.28%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Call Option on CRUDE OIL OPT IPE Jul26C 63	$(143,478)	-0.28%

**	BAEIZDIR Index: The strategy aims to capture intraday reversals by spending a fixed premium budget (30bps) to buy 25-delta out-of-the-money 0DTE calls (puts) when the S&P 500 moves significantly down (up) during the day. The strategy deploys the premium budget linearly based on the strength of the move (adjusted for prevailing volatility levels), and won't trade if the move is below threshold.

	Top Underlying Components	Notional	Percentage of Notional
Index	BAEIZDIR Index	$24,743,593	100.00%

**	BAFXCAVE Index: An FX multi-factor basket of 4 equally weighted FX strategies: Cross-Sectional Carry EM, Defensive Carry, PPP Value G10 and PPP Value EM.

	Top Underlying Components	Notional	Percentage of Notional
FX Contract	INR Non-Deliverable Forward Points 2 Month	$27,467,553	34.13%
	Swiss Franc 2 Month	(19,378,441)	-24.08%
	CNH Fwd Points 2 Month	(14,825,588)	-18.42%
	Singapore Dollar 2 Month	(14,411,150)	-17.91%
	New Romanian Leu 2 Month	12,497,768	15.53%
	Australian Dollar 2 Month	(9,388,127)	-11.67%
	New Zealand Dollar 2 Month	(9,213,978)	-11.45%
	Japanese Yen 2 Month	8,801,554	10.94%
	PHP Onshore Points 2 Month	8,653,922	10.75%
	BRL Fwd Points 2 Month	8,091,219	10.05%
	IDR Non-Deliverable Forward Points 2 Month	5,160,617	6.41%
	COP Ndf Points 2 Month	5,134,668	6.38%
	Taiwan Dollar 2 Month	5,036,230	6.26%
	Canadian Dollar 2 Month	5,017,478	6.23%
	Euro 2 Month	4,926,634	6.12%
	Norwegian Krone 2 Month	(4,900,571)	-6.09%
	Czech Koruna 2 Month	(4,529,089)	-5.63%
	Swedish Krona 2 Month	(3,253,786)	-4.04%
	British Pound 2 Month	(2,300,520)	-2.86%
	Israeli Shekel 2 Month	(2,092,739)	-2.60%
	KRW Onshore Points 2 Month	(1,856,638)	-2.31%
	CLP Ndf Points 2 Month	(1,774,688)	-2.21%
	Polish Zloty 2 Month	(1,697,411)	-2.11%
	Thai Baht 2 Month	1,638,686	2.04%
	Mexican Peso 2 Month	(1,335,581)	-1.66%
	Hungarian Forint 2 Month	(1,051,251)	-1.31%
	PEN Fwd Points 2 Month	(182,856)	-0.23%
	S. African Rand 2 Month	47,274	0.06%

**	MLFSCRED Index: A long basket of 27 Private Credit BDCs

	Top Underlying Components	Notional	Percentage of Notional
Equity	Ares Capital Corp	$3,127,861	14.32%
	Blackstone Secured Lending Fund	2,208,097	10.11%
	Golub Capital BDC Inc	1,434,785	6.57%
	Capital Southwest Corp	1,185,249	5.43%
	Hercules Capital Inc	1,182,305	5.41%
	PennantPark Floating Rate Capital Ltd	988,485	4.53%
	Sixth Street Specialty Lending Inc	904,175	4.14%
	Goldman Sachs BDC Inc	835,509	3.83%
	Oaktree Specialty Lending Corp	814,908	3.73%
	Carlyle Secured Lending Inc	742,808	3.40%
	MidCap Financial Investment Co	686,548	3.14%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
New Mountain Finance Corp	$679,076	3.11%
Gladstone Capital Corp	635,285	2.91%
Bain Capital Specialty Finance Inc	633,165	2.90%
SLR Investment Corp	624,571	2.86%
Barings BDC Inc	604,247	2.77%
Fidus Investment Corp	553,592	2.53%
Nuveen Churchill Direct Lending Corp	516,775	2.37%
Crescent Capital BDC Inc	486,465	2.23%
Horizon Technology Finance Corp	425,984	1.95%
Oxford Square Capital Corp	409,953	1.88%
BlackRock TCP Capital Corp	400,889	1.84%
Stellus Capital Investment Corp	379,925	1.74%
PennantPark Investment Corp	371,219	1.70%
TriplePoint Venture Growth BDC Corp	347,337	1.59%
CION Investment Corp	334,723	1.53%
Runway Growth Finance Corp	326,858	1.50%

**	MLFSLGLB Index: A basket of stocks seeking long exposure to artificial intelligence across a universe of AI Adopters, AI Robotics, and AI Healthcare.

	Top Underlying Components	Notional	Percentage of Notional
Equity	Cheniere Energy Inc	$396,461	0.45%
	Coterra Energy Inc	390,977	0.45%
	Antero Resources Corp	388,160	0.44%
	Range Resources Corp	374,108	0.43%
	NKT A/S	370,733	0.42%
	MasTec Inc	367,808	0.42%
	ONEOK Inc	366,551	0.42%
	Entergy Corp	365,084	0.42%
	Brookfield Renewable Partners	363,750	0.41%
	MYR Group Inc	359,862	0.41%
	Clearway Energy Inc	359,541	0.41%
	GE Vernova Inc	356,418	0.41%
	EQT AB	353,105	0.40%
	Vertiv Holdings Co	352,437	0.40%
	Energy Transfer LP	351,822	0.40%
	Chesapeake Energy Corp	349,500	0.40%
	Enterprise Products Partners LP	348,032	0.40%
	Hannon Armstrong Sustainable Infrastructure Capital Inc	347,968	0.40%
	Prysmian SpA	346,327	0.40%
	Eaton Corp PLC	345,842	0.39%
	Hubbell Inc	345,385	0.39%
	NextEra Energy Inc	344,878	0.39%
	First Solar Inc	343,332	0.39%
	NiSource Inc	343,213	0.39%
	Southern Co	342,842	0.39%
	Enbridge Inc	342,599	0.39%
	Duke Energy Corp	342,520	0.39%
	American Electric Power Co Inc	341,612	0.39%
	BWX Technologies Inc	341,563	0.39%
	Kinder Morgan Inc	339,448	0.39%
	Dominion Energy Inc	339,084	0.39%
	Nexans SA	337,534	0.38%
	Baker Hughes Co	335,610	0.38%
	Next PLC	334,051	0.38%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Quanta Services Inc	$333,487	0.38%
TC Energy Corp	332,180	0.38%
Array Technologies Inc	331,425	0.38%
Williams Cos Inc	329,756	0.38%
Dt Midstream Inc	329,161	0.38%
Fluor Corp	328,654	0.37%
Wesco International Inc	325,979	0.37%
NexGen Energy Ltd	322,662	0.37%
Trane Technologies PLC	321,369	0.37%
Fluence Energy Inc	317,072	0.36%
Cameco Corp	317,007	0.36%
Corning Inc	316,776	0.36%
Jacobs Solutions Inc	315,085	0.36%
Siemens Energy AG	313,812	0.36%
Odine Solutions Teknoloji TI	311,002	0.35%
Schneider Electric SE	309,763	0.35%

**	MLFSSGLB Index: A basket of stocks meant as a market hedge to exposure of the AI Factor.

	Top Underlying Components	Notional	Percentage of Notional
Equity	Yelp Inc	$(542,258)	0.63%
	Grand Canyon Education Inc	(520,591)	0.60%
	DXC Technology Co	(517,955)	0.60%
	Graham Holdings Co	(513,770)	0.59%
	Sprinklr Inc	(513,197)	0.59%
	RingCentral Inc	(513,171)	0.59%
	Korn Ferry	(511,968)	0.59%
	Intuit Inc	(506,917)	0.59%
	Shutterstock Inc	(505,025)	0.58%
	Strategic Education Inc	(490,561)	0.57%
	Paychex Inc	(489,775)	0.57%
	EPAM Systems Inc	(488,682)	0.56%
	Gartner Inc	(488,205)	0.56%
	ZoomInfo Technologies Inc	(487,677)	0.56%
	Exlservice Holdings Inc	(484,516)	0.56%
	Cognizant Technology Solutions Corp	(484,455)	0.56%
	Workiva Inc	(484,346)	0.56%
	Automatic Data Processing Inc	(477,312)	0.55%
	LiveRamp Holdings Inc	(468,495)	0.54%
	Asgn Inc	(468,491)	0.54%
	Paycom Software Inc	(468,482)	0.54%
	Take-Two Interactive Software Inc	(462,304)	0.53%
	Appian Corp	(455,370)	0.53%
	BILL Holdings Inc	(444,878)	0.51%
	Dropbox Inc	(441,087)	0.51%
	Tenable Holdings Inc	(430,558)	0.50%
	Concentrix Corp	(426,793)	0.49%
	Upwork Inc	(424,097)	0.49%
	Legalzoom.com Inc	(414,494)	0.48%
	Booking Holdings Inc	(385,321)	0.44%
	Ameriprise Financial Inc	(362,874)	0.42%
	CBRE Group Inc	(361,124)	0.42%
	Raymond James Financial Inc	(358,061)	0.41%
	Yext Inc	(344,087)	0.40%
	Adtalem Global Education Inc	(342,093)	0.39%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Verisk Analytics Inc	$(335,981)	0.39%
Perdoceo Education Corp	(334,800)	0.39%
Zoom Video Communications Inc	(333,413)	0.38%
Costar Group Inc	(327,897)	0.38%
TripAdvisor Inc	(327,579)	0.38%
IAC INC	(324,108)	0.37%
VeriSign Inc	(321,598)	0.37%
News Corp	(319,178)	0.37%
Medpace Holdings Inc	(314,536)	0.36%
Klaviyo Inc	(314,370)	0.36%
New York Times Co	(313,525)	0.36%
Kyndryl Holdings Inc	(311,244)	0.36%
Twilio Inc	(310,542)	0.36%
Fox Corp	(310,365)	0.36%
H&R Block Inc	(307,161)	0.35%

**	BCFSSOFL Index: Long basket of 30 software names in Vertical and Security SaaS.

	Top Underlying Components	Notional	Percentage of Notional
Equity	Tyler Technologies Inc	$802,115	4.36%
	Akamai Technologies Inc	752,780	4.09%
	Procore Technologies Inc	746,087	4.06%
	CCC Intelligent Solutions Holdings Inc	727,923	3.96%
	Intapp Inc	667,817	3.63%
	F5 Inc	665,500	3.62%
	Waystar Holding Corp	661,566	3.60%
	Fortinet Inc	661,044	3.59%
	Autodesk Inc	651,493	3.54%
	Pegasystems Inc	650,228	3.53%
	Nutanix Inc	645,824	3.51%
	Rubrik Inc-A	639,436	3.48%
	Okta Inc	638,539	3.47%
	Q2 HOLDINGS INC	608,318	3.31%
	CDW Corp	605,095	3.29%
	Check Point Software Technologies Ltd	604,005	3.28%
	Hinge Health Inc-A	592,247	3.22%
	PTC Inc	584,241	3.18%
	Alkami Technology Inc	582,167	3.16%
	Alarm.Com Holdings Inc	577,664	3.14%
	Synopsys Inc	575,043	3.13%
	Doximity Inc	572,997	3.11%
	Qualys Inc	562,794	3.06%
	nCino Inc	554,158	3.01%
	Appfolio Inc	551,252	3.00%
	CommVault Systems Inc	542,132	2.95%
	Tenable Holdings Inc	526,203	2.86%
	Netskope Inc-Cl A	501,261	2.72%
	Gen Digital Inc	486,641	2.65%
	Teradata Corp	461,134	2.51%

**	BCFSSOFS Index: Short basket of 36 software names in Horizontal SaaS.

	Top Underlying Components	Notional	Percentage of Notional
Equity	Braze Inc	$(891,165)	4.67%
	Freshworks Inc-Cl A	(735,863)	3.86%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Twilio Inc	$(730,198)	3.83%
HubSpot Inc	(685,401)	3.59%
Intuit Inc	(685,022)	3.59%
DocuSign Inc	(679,388)	3.56%
ServiceNow Inc	(656,189)	3.44%
Klaviyo Inc	(653,323)	3.43%
Box Inc	(649,906)	3.41%
Salesforce Inc	(646,162)	3.39%
Adobe Inc	(602,615)	3.16%
Monday.com Ltd	(592,805)	3.11%
Workday Inc	(574,374)	3.01%
Asana Inc	(555,559)	2.91%
Atlassian Corp	(510,170)	2.68%
Unity Software Inc	(506,585)	2.66%
Zeta Global Holdings Corp	(489,422)	2.57%
Paycom Software Inc	(488,986)	2.56%
Exlservice Holdings Inc	(482,464)	2.53%
Paylocity Holding Corp	(480,567)	2.52%
Genpact Ltd	(479,980)	2.52%
Gitlab Inc	(472,573)	2.48%
DoubleVerify Holdings Inc	(471,336)	2.47%
Gartner Inc	(456,436)	2.39%
Robert Half International Inc	(452,718)	2.37%
Amdocs Ltd	(442,461)	2.32%
SoundHound AI Inc	(423,834)	2.22%
Cognizant Technology Solutions Corp	(423,589)	2.22%
Accenture PLC	(416,581)	2.18%
Duolingo Inc	(409,976)	2.15%
Agilysys Inc.	(399,213)	2.09%
FleetCor Technologies Inc	(397,081)	2.08%
SAP SE-Sponsored ADR	(387,337)	2.03%
BILL Holdings Inc	(384,183)	2.01%
Sps Commerce Inc	(383,828)	2.01%
C3.ai Inc	(372,668)	1.95%

**	BCUSBSHT Index: This is a sector neutral basket that is long high-profitability, institutionally owned names with minimal default risk, and is short companies with elevated - and rising - default risk.

	Top Underlying Components	Notional	Percentage of Notional
Currency	US Dollar Spot	$16,623,467	98.77%
Equity	Exxon Mobil Corp	380,830	2.26%
	Chevron Corp	369,288	2.19%
	EchoStar Corp	(358,687)	-2.13%
	Linde PLC	344,896	2.05%
	Duke Energy Corp	335,709	1.99%
	Costco Wholesale Corp	332,111	1.97%
	Occidental Petroleum Corp	331,592	1.97%
	Walmart Inc	330,265	1.96%
	Netflix Inc	329,787	1.96%
	Carvana Co	(327,832)	-1.95%
	Oracle Corp	(327,352)	-1.94%
	Charter Communications Inc	(327,215)	-1.94%
	Entergy Corp	324,532	1.93%
	Amazon.com Inc	323,090	1.92%
	AST SpaceMobile Inc	(314,737)	-1.87%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
NVIDIA Corp	$313,831	1.86%
Dollar Tree Inc	(311,640)	-1.85%
Alphabet Inc	311,385	1.85%
Opendoor Technologies Inc	(310,539)	-1.85%
Tesla Inc	309,607	1.84%
American Tower Corp	308,318	1.83%
Vistra Corp	(303,979)	-1.81%
Eli Lilly & Co	303,961	1.81%
MicroStrategy Inc	(299,636)	-1.78%
Talen Energy Corp	(297,653)	-1.77%
Robinhood March kets Inc	(293,358)	-1.74%
Bloom Energy Corp	(292,485)	-1.74%
Meta Platforms Inc	290,840	1.73%
WEC Energy Group Inc	290,811	1.73%
Centrus Energy Corp- Class A	(287,326)	-1.71%
NRG Energy Inc	(284,939)	-1.69%
Solaris Oilfield Infrastructure Inc	(281,630)	-1.67%
Newmont Corp	280,019	1.66%
Snap Inc	(277,188)	-1.65%
Coinbase Global Inc	(270,263)	-1.61%
MP Materials Corp	(260,530)	-1.55%
Atmos Energy Corp	254,468	1.51%
International Paper Co	(253,513)	-1.51%
Cheniere Energy Inc	253,401	1.51%
Estee Lauder Cos Inc	(253,097)	-1.50%
SM Energy Co	(252,054)	-1.50%
Procter & Gamble Co	247,817	1.47%
JPMorgan Chase & Co	235,452	1.40%
Venture Global Inc-Cl A	(234,386)	-1.39%
American Water Works Co Inc	(228,174)	-1.36%
Elevance Health Inc	(222,059)	-1.32%
Ameren Corp	218,521	1.30%
Carnival Corp	(210,078)	-1.25%
Boston Properties Inc	(203,395)	-1.21%
Coca-Cola Co	202,932	1.21%
Rivian Automotive Inc	(202,668)	-1.20%
Alexandria Real Estate Equities Inc	(202,530)	-1.20%
PepsiCo Inc	195,907	1.16%
Johnson & Johnson	193,420	1.15%
Cleveland-Cliffs Inc	(191,395)	-1.14%
Hims & Hers Health Inc	(191,132)	-1.14%
The Campbell's Company	(190,485)	-1.13%
Microsoft Corp	188,051	1.12%
Bunge Global S.A.	(187,155)	-1.11%
VICI Properties Inc	184,409	1.10%
Apple Inc	179,555	1.07%
Caterpillar Inc	177,480	1.05%
Public Storage	175,120	1.04%
Sherwin-Williams Co	170,996	1.02%
Visa Inc	170,976	1.02%
Murphy Oil Corp	(170,312)	-1.01%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

**	BPFXMRGU Index: This strategy aims to benefit from the tendency of FX rates of several G10 currency pairs to revert to their mean on the short-term by systematically taking long and short exposures in a basket of eight currency pairs.

	Top Underlying Components	Notional	Percentage of Notional
Currency	Cash	$39,205,915	98.81%
FX Contract	AUD USD 1 Month Forward	(17,226,129)	-43.41%
	NZD USD 1 Month Forward	14,458,544	36.44%
	NOK USD 1 Month Forward	(13,379,070)	-33.72%
	CAD USD 1 Month Forward	12,812,462	32.29%
	SEK USD 1 Month Forward	3,806,992	9.59%

**	BPFXSTG2 Index: The index calculates the short term equilibrium exchange rate for each currency based on the relationship between the FX market and the interest rate, equity, and commodity markets. The index adopts short positions on pairs deemed to be overvalued while taking long positions in undervalued currencies, and positions are closed when the spot converges back to the calculated fair value rate.

	Top Underlying Components	Notional	Percentage of Notional
Currency	Cash	$13,045,721	33.70%
FX Contract	CAD USD 1 Month Forward	8,522,147	22.01%
	AUD USD 1 Month Forward	6,433,022	16.62%
	NZD USD 1 Month Forward	6,409,953	16.56%
	NOK USD 1 Month Forward	2,160,126	5.58%
	JPY USD 1 Month Forward	2,144,406	5.54%

**	DBGNLASU Index: A dynamic multi-factor, multi-style portfolio that is updated monthly to optimize the best 1 month forward return by using machine learning to select from over 100 factors in a beta, sector, and region neutral format.

	Top Underlying Components	Notional	Percentage of Notional
Currency	US Dollar Spot	$61,094,813	111.61%
Index	JPY Overnight Rate (Mid) Index	(4,312,489)	-7.88%
	Deutsche Bank Fed Funds Effective Rate Total Return Index	3,116,891	5.69%
	Deutsche Bank SONIA Total Return Index	(3,091,841)	-5.65%
	Deutsche Bank Canadian Dollar ON Index	(2,948,586)	-5.39%
	Deutsche Bank Australia Overnight Money Market TR Index	(942,596)	-1.72%
	Deutsche Bank Australia Overnight Money Market TR Index	(716,677)	-1.31%
Equity	Carvana Co	(475,353)	-0.87%
	Barrick Gold Corp	475,304	0.87%
	IonQ Inc	(439,972)	-0.80%
	Lundin Gold Inc	431,986	0.79%
	Affirm Holdings Inc	(428,199)	-0.78%
	Astellas Pharma Inc	415,048	0.76%
	Rocket Lab Corp	(405,989)	-0.74%
	MicroStrategy Inc	(392,690)	-0.72%
	Kinross Gold Corp	384,016	0.70%
	Newmont Corp	373,260	0.68%
	Lockheed Martin Corp	372,676	0.68%
	Archer-Daniels-Midland Co	369,442	0.67%
	Coinbase Global Inc	(369,228)	-0.67%
	Super Micro Computer Inc	(368,874)	-0.67%
	Ivanhoe Mines Ltd	(362,512)	-0.66%
	Bristol-Myers Squibb Co	362,250	0.66%
	Zebra Technologies Corp	(360,383)	-0.66%
	Las Vegas Sands Corp	358,744	0.66%
	Lumentum Holdings Inc	(357,032)	-0.65%
	Vodafone Group PLC	355,454	0.65%
	SoftBank Group Corp	(352,668)	-0.64%
	Magna International Inc	350,235	0.64%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Galaxy Entertainment Group Ltd	$345,689	0.63%
Tapestry Inc	343,755	0.63%
Gilead Sciences Inc	343,440	0.63%
General Dynamics Corp	340,687	0.62%
AST SpaceMobile Inc	(339,710)	-0.62%
Colgate-Palmolive Co	339,626	0.62%
Booking Holdings Inc	339,211	0.62%
Alphabet Inc	336,995	0.62%
Teck Resources Ltd	(336,505)	-0.61%
Engie SA	336,053	0.61%
Bloom Energy Corp- A	(335,080)	-0.61%
Trimble Inc	(335,080)	-0.61%
Honeywell International Inc	334,753	0.61%
Broadcom Inc	334,325	0.61%
Rivian Automotive Inc	(334,204)	-0.61%
Bridgestone Corp	332,254	0.61%
Samsara Inc	(331,293)	-0.61%
BAE Systems PLC	330,933	0.60%
RTX Corp	330,513	0.60%
Coca-Cola Co/The	330,282	0.60%

**	AGGSCAZE Index: This strategy provides exposure to California Carbon Allowance futures.

	Top Underlying Components	Notional	Percentage of Notional
Future	CCA Spec Vint 2026 December 26	$9,635,445	100.00%

**	GSCBEJFB Index: A long basket of small to medium sized banks that are attractive M&A targets in order to take advantage of the impending consolidation cycle as well as select positions in specialty finance and fintech companies.

	Top Underlying Components	Notional	Percentage of Notional
Equity	First Horizon Corp	$12,417,643	7.64%
	First Busey Corp	9,232,039	5.68%
	Berkshire Hills Bancorp Inc	8,890,595	5.47%
	NB Bancorp Inc	8,799,574	5.42%
	BankUnited Inc	8,269,238	5.09%
	Old Second Bancorp Inc	7,928,534	4.88%
	Valley National Bancorp	7,782,308	4.79%
	Ameris Bancorp	7,211,909	4.44%
	Banc of California Inc	6,976,512	4.29%
	First Citizens BancShares Inc	6,242,372	3.84%
	ConnectOne Bancorp Inc	6,205,859	3.82%
	Truist Financial Corp	6,125,467	3.77%
	Green Dot Corp	5,395,053	3.32%
	Wintrust Financial Corp	5,174,170	3.18%
	Shore Bancshares Inc	5,068,388	3.12%
	Eastern Bankshares Inc	4,928,176	3.03%
	Associated Banc-Corp	4,900,774	3.02%
	International Bancshares Corp	4,696,916	2.89%
	TowneBank	4,671,753	2.88%
	Origin Bancorp Inc	3,813,169	2.35%
	TriCo Bancshares	3,674,793	2.26%
	Provident Financial Services Inc	3,638,780	2.24%
	Rithm Capital Corp	3,316,137	2.04%
	Firstsun Capital Bancorp	3,062,078	1.88%
	Homestreet Inc	2,641,148	1.63%
	Carter Bankshares Inc	2,537,039	1.56%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Wesbanco Inc	$2,443,197	1.50%
HomeTrust Bancshares Inc	1,837,581	1.13%
Fulton Financial Corp	1,727,507	1.06%
Third Coast Bancshares Inc	1,623,194	1.00%
Bridgewater Bancshares Inc	1,258,200	0.77%

**	GSCBFSBK Index: S&P Regional Banks Index excluding the names the fund is long from GSCBEJFB.

	Top Underlying Components	Notional	Percentage of Notional
Equity	Popular Inc	$(4,076,819)	2.91%
	Cullen/Frost Bankers Inc	(3,792,949)	2.71%
	Citizens Financial Group	(3,701,156)	2.64%
	New York Community Bancorp Inc	(3,673,626)	2.62%
	M&T Bank Corp	(3,616,778)	2.58%
	Zions Bancorp Na	(3,486,652)	2.49%
	Southstate Corp	(3,457,497)	2.47%
	Hancock Whitney Corp	(3,440,868)	2.46%
	Old National Bancorp	(3,419,401)	2.44%
	Regions Financial Corp	(3,406,756)	2.43%
	FNB Corp	(3,402,793)	2.43%
	Bank OZK	(3,384,607)	2.42%
	UMB Financial Corp	(3,378,886)	2.41%
	Columbia Banking System Inc	(3,360,052)	2.40%
	Commerce Bancshares Inc	(3,314,576)	2.37%
	East West Bancorp Inc	(3,305,766)	2.36%
	Prosperity Bancshares Inc	(3,254,268)	2.32%
	Huntington Bancshares Inc	(3,138,644)	2.24%
	Pinnacle Financial Partners	(3,051,683)	2.18%
	Western Alliance Bancorp	(2,944,482)	2.10%
	Glacier Bancorp Inc	(2,602,014)	1.86%
	Texas Capital Bancshares Inc	(2,531,673)	1.81%
	Atlantic Union Bankshares Corp	(2,310,683)	1.65%
	Bancorp Inc	(2,055,273)	1.47%
	BOK Financial Corp	(1,999,539)	1.43%
	Home BancShares Inc	(1,833,310)	1.31%
	United Bankshares Inc	(1,802,967)	1.29%
	Axos Financial Inc	(1,763,383)	1.26%
	First Interstate BancSystem Inc	(1,731,586)	1.24%
	First Hawaiian Inc	(1,683,336)	1.20%
	Bank of Hawaii Corp	(1,650,799)	1.18%
	First BanCorp/Puerto Rico	(1,594,670)	1.14%
	Independent Bank Corp	(1,401,576)	1.00%
	WSFS Financial Corp	(1,364,220)	0.97%
	United Community Banks/GA	(1,325,466)	0.95%
	Simmons First National Corp	(1,294,361)	0.92%
	Nicolet Bankshares Inc	(1,272,208)	0.91%
	Customers Bancorp Inc	(1,213,926)	0.87%
	Cathay General Bancorp	(1,172,483)	0.84%
	ServisFirst Bancshares Inc	(1,162,332)	0.83%
	Renasant Corp	(1,160,408)	0.83%
	Seacoast Banking Corp/FL	(1,121,216)	0.80%
	First Financial Bankshares Inc	(1,100,669)	0.79%
	Pathward Financial Inc	(1,077,190)	0.77%
	FB Financial Corp	(1,075,026)	0.77%
	Washington Federal Inc	(973,415)	0.69%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
BancFirst Corp	$(942,719)	0.67%
CVB Financial Corp	(916,592)	0.65%
Hilltop Holdings Inc	(838,526)	0.60%
First Financial Bancorp	(821,455)	0.59%

**	GSFSHALT Index: Short a basket of 45 Hard Asset Low Obsolescence (HALO) companies that have rallied too far.

	Top Underlying Components	Notional	Percentage of Notional
Equity	Smurfit WestRock PLC	$(549,274)	3.73%
	T-Mobile US Inc	(547,037)	3.71%
	Live Nation Entertainment Inc	(537,644)	3.65%
	Comcast Corp	(525,922)	3.57%
	Ball Corp	(519,375)	3.52%
	Primo Brands Corp	(506,739)	3.44%
	Royalty Pharma PLC	(500,163)	3.39%
	Coca-Cola Consolidated Inc	(491,262)	3.33%
	BorgWarner Inc	(488,973)	3.32%
	Toll Brothers Inc	(452,385)	3.07%
	Vail Resorts Inc	(446,743)	3.03%
	Carpenter Technology Corp	(437,164)	2.97%
	Cava Group Inc	(434,044)	2.95%
	Vishay Intertechnology Inc	(431,599)	2.93%
	CNH Industrial NV	(430,028)	2.92%
	FTAI Aviation Ltd	(427,842)	2.90%
	DaVita Inc	(424,617)	2.88%
	Madison Square Garden Sports	(415,367)	2.82%
	Hexcel Corp	(411,352)	2.79%
	Plug Power Inc	(411,016)	2.79%
	Watsco Inc	(405,006)	2.75%
	Cheesecake Factory Inc/The	(377,031)	2.56%
	Cinemark Holdings Inc	(375,460)	2.55%
	Stride Inc	(358,944)	2.44%
	Nexstar Media Group Inc	(340,920)	2.31%
	Kirby Corp	(313,841)	2.13%
	Sonoco Products Co	(298,634)	2.03%
	Boston Beer Co Inc	(278,389)	1.89%
	Marriott Vacations World	(239,189)	1.62%
	Liberty Global Ltd-A	(226,783)	1.54%
	Lantheus Holdings Inc	(221,337)	1.50%
	DENTSPLY SIRONA Inc	(204,670)	1.39%
	NetScout Systems Inc	(197,138)	1.34%
	Knowles Corp	(189,187)	1.28%
	Telephone and Data Systems Inc	(187,671)	1.27%
	Acushnet Holdings Corp	(177,054)	1.20%
	GATX Corp	(164,961)	1.12%
	Rush Enterprises Inc-Cl A	(151,133)	1.03%
	Mueller Water Products Inc-A	(117,844)	0.80%
	Supernus Pharmaceuticals Inc	(116,025)	0.79%
	Alamo Group Inc.	(113,651)	0.77%
	Lionsgate Studios Corp	(100,156)	0.68%
	Neogen Corp	(81,918)	0.56%
	DXP Enterprises Inc	(77,836)	0.53%
	Costamare Inc	(34,600)	0.23%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

**	GSFSTINT Index: Long a basket of 29 Domestic Internet companies.

	Top Underlying Components	Notional	Percentage of Notional
Equity	Carvana Co	$766,900	5.31%
	Reddit Inc	744,915	5.16%
	Expedia Group Inc	740,342	5.12%
	Netflix Inc	738,640	5.11%
	Amazon.com Inc	734,337	5.08%
	ROBLOX Corp	733,987	5.08%
	Airbnb Inc	732,063	5.07%
	eBay Inc	729,632	5.05%
	Uber Technologies Inc	718,158	4.97%
	Alphabet Inc	696,684	4.82%
	Spotify Technology S.A.	688,065	4.76%
	Pinterest Inc	687,627	4.76%
	Meta Platforms Inc	682,672	4.72%
	Doordash Inc	681,364	4.72%
	AppLovin Corp	635,337	4.40%
	Trade Desk Inc	603,450	4.18%
	Wayfair Inc	484,974	3.36%
	Chewy Inc	372,897	2.58%
	Lyft Inc	371,253	2.57%
	Wix.com Ltd	336,941	2.33%
	Snap Inc	334,879	2.32%
	GoDaddy Inc	329,127	2.28%
	Etsy Inc	313,649	2.17%
	Maplebear Inc	261,542	1.81%
	Match Group Inc	192,532	1.33%
	Cargurus Inc	91,428	0.63%
	Cars.com Inc	21,610	0.15%
	Bumble Inc	12,891	0.09%
	Cimpress PLC	12,387	0.09%

**	GSXAF22F Index: A basket of Tail Reversion and Carry strategies across Commodity, Equity, FX, and Rates exposures.

	Top Underlying Components	Notional	Percentage of Notional
Future	Euro-BTP Futures June 26	$25,362,767	48.22%
	US 10Yr Note (CBT) June 26	(16,919,109)	-32.17%
	US 2Yr Note (CBT) June 26	(16,507,246)	-31.39%
	Euro-Schatz Futures June 26	16,499,542	31.37%
	CAN 10 Year Bond Futures June 26	13,928,996	26.48%
	US 5Yr Note (CBT) June 26	(13,775,931)	-26.19%
	Euro-BOBL Futures June 26	13,768,454	26.18%
	AUST 10 Year Bond Futures June 26	(13,351,569)	-25.39%
	Euro-OAT Futures June 26	11,725,639	22.29%
	Long Gilt Futures June 26	(11,613,806)	-22.08%
	Jpn 10Y Bond(OSE) June 26	10,207,552	19.41%
	US Long Bond (CBT) June 26	(5,191,222)	-9.87%
	Soybean Meal Futures July 26	2,956,657	5.62%
	Wheat Futures (CBT) July 26	(2,758,138)	-5.24%
	LME Copper Futures June 26	2,550,440	4.85%
	Corn Futures July 26	(2,480,208)	-4.72%
	Soybean Futures July 26	(2,457,457)	-4.67%
	KC HRW Wheat Futures July 26	(2,384,952)	-4.53%
	Cotton No.2 Futures July 26	(2,357,423)	-4.48%
	Sugar #11 (World) July 26	(2,330,132)	-4.43%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	LME Nickel Futures June 26	$(1,998,468)	-3.80%
	Coffee 'C' Futures July 26	1,766,487	3.36%
	E-Mini Russel 2000 June 26	(1,620,251)	-3.08%
	FTSE/JSE Top 40 June 26	1,610,007	3.06%
	LME Zinc Futures June 26	(1,333,346)	-2.54%
	Soybean Oil Futures July 26	1,324,021	2.52%
	Set50 Futures June 26	(1,316,057)	-2.50%
	Nasdaq 100 E-Mini June 26	(1,221,838)	-2.32%
	IBEX 35 Index Futures April 26	1,120,796	2.13%
	Gold 100 oz Futures June 26	1,119,668	2.13%
	TOPIX Index Futures June 26	(1,099,538)	-2.09%
	Kospi2 Index Futures June 26	1,084,817	2.06%
	FTSE 100 Index Futures June 26	1,034,260	1.97%
	S&P500 EMINI Futures June 26	(997,346)	-1.90%
	Gasoline RBOB Futures June 26	907,291	1.73%
	CAC 40 10 Euro Futures April 26	754,125	1.43%
	FTSE/MIB Index Futures June 26	740,523	1.41%
	Euro-Bund Futures June 26	731,152	1.39%
	Brent Crude Futures July 26	714,918	1.36%
	OMXS30 Index Futures April 26	(705,240)	-1.34%
	Silver Futures July 26	637,317	1.21%
	Silver Futures May 26	637,317	1.21%
	LME Nickel Futures May 26	(590,733)	-1.12%
	S&P/TSX 60 Index Futures June 26	553,782	1.05%
	Low SU Gasoil G May 26	(543,120)	-1.03%
	LME PRI Alum Futures June 26	534,888	1.02%
Currency	US Dollar Spot	(1,183,882)	-2.25%
	Japanese Yen Spot	(1,099,538)	-2.09%
	British Pound Spot	1,034,260	1.97%
FX Contract	USD/TWD D 5May26	595,778	1.13%
	USD/BRL L 5May26	567,937	1.08%
	USD/BRL L 22Apr26	567,767	1.08%

**	JPMPURE Index: A selection of US Equities, optimized for the Momentum factor and is sector-neutral.

	Top Underlying Components	Notional	Percentage of Notional
Currency	US Dollar Spot	$(14,887,008)	98.28%
Equity	Firefly Aerospace Inc	193,794	-1.28%
	Corcept Therapeutics Inc	191,083	-1.26%
	FMC Corp	186,820	-1.23%
	AXT Inc	(186,199)	1.23%
	Argan Inc	(184,720)	1.22%
	Planet Labs PBC	(179,504)	1.19%
	Par Pacific Holdings Inc	(178,167)	1.18%
	Praxis Precision Medicines Inc	(177,766)	1.17%
	Arrowhead Pharmaceuticals Inc	(176,168)	1.16%
	Terns Pharmaceuticals Inc	(175,812)	1.16%
	Unity Software Inc	175,713	-1.16%
	Chewy Inc	175,176	-1.16%
	Dell Technologies	173,637	-1.15%
	JetBlue Airways Corp	(173,466)	1.15%
	EchoStar Corp	(173,120)	1.14%
	Marvell Technology Inc	172,493	-1.14%
	Fastly Inc - Class A	(172,260)	1.14%
	Cirrus Logic Inc	(171,953)	1.14%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Powell Industries Inc	$(171,664)	1.13%
Pagaya Technologies Ltd-A	170,910	-1.13%
GRAIL Inc	(170,101)	1.12%
Sphere Entertainment Co	(169,579)	1.12%
LyondellBasell Industries NV	169,104	-1.12%
Century Aluminum Co	(168,983)	1.12%
Akamai Technologies Inc	(168,106)	1.11%
Bread Financial Holdings Inc	(167,431)	1.11%
Peloton Interactive Inc	167,207	-1.10%
Semtech Corp	(166,982)	1.10%
Kyndryl Holdings Inc	166,884	-1.10%
Valley National Bancorp	(166,667)	1.10%
HP Inc	166,430	-1.10%
Popular Inc	(165,827)	1.09%
DigitalOcean Holdings Inc	(165,713)	1.09%
Factset Research Systems Inc	164,818	-1.09%
Impinj Inc	164,350	-1.08%
Block Inc	164,239	-1.08%
Liquidia Corp	(164,166)	1.08%
Wisdomtree Inc	(162,690)	1.07%
Macy's Inc	(162,665)	1.07%
CDW Corp	162,457	-1.07%
FTAI Aviation Ltd	(162,326)	1.07%
Monolithic Power Systems Inc	(162,014)	1.07%
MACOM Technology Solutions Holdings Inc	(161,653)	1.07%
Ultragenyx Pharmaceutical Inc	161,633	-1.07%
KKR & Co Inc	161,110	-1.06%
Advanced Energy Industries Inc	(160,873)	1.06%
Ciena Corp	(160,566)	1.06%
Hecla Mining Co	(160,458)	1.06%
Accenture PLC	160,393	-1.06%
Tapestry Inc	(160,269)	1.06%
ZoomInfo Technologies Inc	160,265	-1.06%
PayPal Holdings Inc	160,119	-1.06%
Sitime Corp	(160,066)	1.06%
Affiliated Managers Group Inc	(159,945)	1.06%
Lumentum Holdings Inc	(159,781)	1.05%
Zebra Technologies Corp	159,047	-1.05%
Blue Owl Capital Inc	158,200	-1.04%
Gartner Inc	158,073	-1.04%
Teradyne Inc	(157,421)	1.04%
Dynex Capital Inc	(157,243)	1.04%
Snap Inc	157,170	-1.04%
Tyler Technologies Inc	157,132	-1.04%
Orchid Island Capital Inc	(157,103)	1.04%
Lattice Semiconductor Corp	(156,969)	1.04%
Upstart Holdings Inc	156,753	-1.03%
QUALCOMM Inc	155,808	-1.03%
Dana Inc	(155,527)	1.03%
Duolingo Inc	155,518	-1.03%
Paylocity Holding Corp	155,436	-1.03%
GoDaddy Inc	155,114	-1.02%
Victoria's Secret & Co	(154,894)	1.02%
Sable Offshore Corp	154,670	-1.02%
Comfort Systems USA Inc	(154,410)	1.02%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
C3.ai Inc	$154,370	-1.02%
Fiserv Inc	154,367	-1.02%
American Eagle Outfitters Inc	(154,258)	1.02%
Ocular Therapeutix Inc	154,251	-1.02%
Pinterest Inc	154,237	-1.02%
Ralliant Corp	153,894	-1.02%
Astronics Corp	(153,540)	1.01%
CCC Intelligent Solutions Holdings Inc	153,504	-1.01%
Seagate Technology Holdings PLC	(153,458)	1.01%
Viking Therapeutics Inc	153,101	-1.01%
Nektar Therapeutics	(152,919)	1.01%
Brookdale Senior Living Inc	(152,217)	1.00%
Trade Desk Inc	152,089	-1.00%
Allegiant Travel Co	(151,890)	1.00%
AMC Entertainment Holdings-CL A	151,663	-1.00%
Universal Display Corp	151,649	-1.00%

**	MSFSREL Index: A long-only custom basket of 15 equity REITs across the Industrial, Multi-Family, Single-Family, Retail, Self-Storage and Healthcare sectors.

	Top Underlying Components	Notional	Percentage of Notional
Equity	Regency Centers Corp	$2,171,120	9.29%
	Apollo Commercial Real Estate	2,119,523	9.07%
	Apple Hospitality REIT Inc	1,909,928	8.18%
	BrightSpire Capital Inc	1,898,118	8.13%
	Camden Property Trust	1,789,782	7.66%
	AvalonBay Communities Inc	1,779,631	7.62%
	American Homes 4 Rent	1,748,917	7.49%
	Veris Residential Inc	1,264,280	5.41%
	NNN REIT Inc	1,063,039	4.55%
	Healthpeak Properties Inc	1,025,187	4.39%
	Cubesmart	1,022,519	4.38%
	Prologis Inc	894,120	3.83%
	Mid-America Apartment Communities	885,371	3.79%
	Stag Industrial Inc	843,334	3.61%
	LXP Industrial Trust	795,068	3.40%
	Sun Communities Inc	757,083	3.24%
	Rexford Industrial Realty Inc	714,484	3.06%
	Invitation Homes Inc	679,638	2.91%

**	MSQSPB12 Index: This is a long volatility hedge, whereby the underlying the option is a basket of risk-recycled single stocks.

	Top Underlying Components	Notional	Percentage of Notional
Currency	USD Cash	$65,375,084	98.77%
Future	S&P500 EMINI Futures June 26	(2,740,616)	-4.14%
	CBOE VIX Futures July 26	1,579,023	2.39%
	CBOE VIX Futures May 26	629,049	0.95%
	CBOE VIX Futures April 26	(492,689)	-0.74%
	CBOE VIX Futures June 26	240,106	0.36%
Option	June 26 Calls on SPX	(252,294)	-0.38%
	January 27 Puts on SPX	231,878	0.35%
	April 26 Puts on SPX	230,884	0.35%
	February 27 Puts on SPX	183,901	0.28%
	December 26 Puts on SPX	175,857	0.27%
	May 26 Puts on SPX	165,202	0.25%
	October 26 Puts on SPX	158,756	0.24%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
August 26 Puts on SPX	$153,909	0.23%
November 26 Puts on SPX	127,522	0.19%
July 26 Puts on SPX	119,651	0.18%
September 26 Puts on SPX	119,000	0.18%
April 26 Calls on SPX	103,723	0.16%
March 27 Puts on SPX	47,243	0.07%
June 26 Puts on SPX	42,479	0.06%
March 26 Puts on SPX	(39,001)	-0.06%
May 26 Calls on SPX	27,702	0.04%
March 26 Calls on SPX	473	0.00%

**	NMIVRU3X Index: The index sells ATMF 3m10y swaptions on a daily basis, delta-hedged with IRS until expiry.

	Top Underlying Components	Notional	Percentage of Notional
Index	Nomura Interest Rate Volatility Risk Premium USD 3M10Y Index	$1,518,773	100.00%

**	NMSY2RNU Index: Currency selection strategy using mean reversion signals.

	Top Underlying Components	Notional	Percentage of Notional
Currency	New Zealand Dollar Spot	$10,887,685	14.57%
	Swedish Krona Spot	10,708,026	14.33%
	Swiss Franc Spot	7,826,532	10.47%
	Euro Spot	(7,055,253)	-9.44%
	Australian Dollar Spot	6,786,597	9.08%
	Japanese Yen Spot	(6,582,949)	-8.81%
	Norwegian Krone Spot	(5,546,863)	-7.42%
	British Pound Spot	(2,839,314)	-3.80%
	Canadian Dollar Spot	671,549	0.90%

**	NMVVU5X Index: Nomura Interest Rate 5Y10Y USD Swaption Straddle Aggreate Index

	Top Underlying Components	Notional	Percentage of Notional
Index	Nomura Interest Rate 5Y10Y USD	$208,374,915	100.00%

**	NMVVU5XX Index: Nomura Interest Rate 5Y10Y USD Swaption Straddle Aggregate Index Charges

	Top Underlying Components	Notional	Percentage of Notional
Index	Nomura Interest Rate 5Y10Y USD	$(206,653,735)	100.00%

**	NMVVUX5 Index: Nomura Interest Rate 10Y5Y USD Swaption Straddle Aggregate Index

	Top Underlying Components	Notional	Percentage of Notional
Index	Nomura Interest Rate 10Y5Y USD	$(211,745,935)	100.00%

**	NMVVUX5X Index: Nomura Interest Rate 10Y5Y USD Swaption Straddle Aggregate Index Charges

	Top Underlying Components	Notional	Percentage of Notional
Index	Nomura Interest Rate 10Y5Y USD	$207,126,670	100.00%

**	SGIASW20 Index: The index aims to systematically utilize liquid instruments to capture the attractive structural risk-premium contained within the 20y treasury asset-swap spread.

	Top Underlying Components	Notional	Percentage of Notional
Index	SGI USD 20Y Swap Index	$(47,756,851)	-95.10%
	SGI USD 20Y Treasury Index	45,706,528	91.02%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

**	SGMDSBVH Index: This strategy seeks to monetize mispricing of downside risk by selling short-term S&P 500 puts while utilizing exposure to VIX futures to provide convex down-side protection.

	Top Underlying Components	Notional	Percentage of Notional
Option	April 26 Puts on SPX	$(51,306,289)	-68.62%
	April 26 Puts on SPX	(25,653,145)	-34.31%
	April 26 Puts on SPX	(25,532,311)	-34.15%
	April 26 Puts on SPX	(17,102,096)	-22.87%
	April 26 Puts on SPX	(17,021,541)	-22.76%
	April 26 Puts on SPX	(16,728,619)	-22.37%
Future	CBOE VIX Futures May 26	39,353,721	52.63%
	CBOE VIX Futures April 26	35,418,319	47.37%

**	UBCSDQMV Index: A combination of the UBS filtered Value strategy, which applies a Quality and Momentum filter when identifying value stocks, and the Delta Quality Momentum strategy, which selects stocks based on YoY changes in quality characteristics and price momentum.

	Top Underlying Components	Notional	Percentage of Notional
Currency	US Dollar Spot	$46,175,826	77.05%
Equity	Dow Inc	(826,898)	-1.38%
	CF Industries Holdings Inc	790,082	1.32%
	Shell PLC	(697,613)	-1.16%
	Tokio Marine Holdings Inc	678,439	1.13%
	ONEOK Inc	(666,265)	-1.11%
	TechnipFMC PLC	636,543	1.06%
	Digital Realty Trust Inc	(624,686)	-1.04%
	Chesapeake Energy Corp	622,981	1.04%
	Panasonic Holdings Corp	(614,782)	-1.03%
	London Stock Exchange Group PLC	(598,683)	-1.00%
	Williams Cos Inc	(598,531)	-1.00%
	Cava Group Inc	(598,483)	-1.00%
	Nintendo Co Ltd	(593,029)	-0.99%
	FirstEnergy Corp	592,898	0.99%
	Weyerhaeuser Co	(589,034)	-0.98%
	Jones Lang LaSalle Inc	588,385	0.98%
	Rio Tinto PLC	581,894	0.97%
	Arthur J Gallagher & Co	(580,802)	-0.97%
	Host Hotels & Resorts Inc	580,526	0.97%
	Evergy Inc	577,249	0.96%
	Sempra Energy	(575,011)	-0.96%
	Commonwealth Bank of Australia	(563,105)	-0.94%
	Exelon Corp	561,334	0.94%
	GSK PLC	561,165	0.94%
	Incyte Corp	558,461	0.93%
	Brown & Brown Inc	(553,947)	-0.92%
	Costar Group Inc	(551,453)	-0.92%
	Novartis AG	551,353	0.92%
	Darden Restaurants Inc	550,954	0.92%
	Daiichi Sankyo Co Ltd	(547,787)	-0.91%
	NextEra Energy Inc	(544,541)	-0.91%
	Deutsche Boerse AG	(541,704)	-0.90%
	DTE Energy Co	538,887	0.90%
	TotalEnergies SE	538,289	0.90%
	Keurig Dr Pepper Inc	(535,197)	-0.89%
	HCA Healthcare Inc	530,085	0.88%
	Welltower Inc	529,208	0.88%
	Grab Holdings Ltd - CL A	(529,137)	-0.88%

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026
(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Mercedes-Benz Group AG	$528,669	0.88%
Hasbro Inc	526,842	0.88%
Canadian Imperial Bank of Commerce	525,799	0.88%
Xcel Energy Inc	(522,680)	-0.87%
Bank of Montreal	520,885	0.87%
Sony Group Corp	(514,478)	-0.86%
United Therapeutics Corp	510,822	0.85%
Nutrien Ltd	510,400	0.85%
BorgWarner Inc	506,317	0.84%
INPEX Corp	(502,899)	-0.84%
Halliburton Co	(498,841)	-0.83%

Amounts designated as “—“ are either $0 or have been rounded to $0.

As of March 31, 2026, the open Reverse Repurchase Agreements held by the Fund are listed below:

Principal Amount (000)	Counterparty	Rate	Maturity	Value (000)
$(804)	Bank of America	4.15%	06/09/2026	$(804)
(3,895)	Bank of America	4.21%	05/15/2026	(3,895)
(5,464)	Bank of America	4.21%	05/15/2026	(5,464)
(5,600)	Bank of America	4.21%	05/15/2026	(5,600)
(1,550)	Bank of America	4.22%	06/09/2026	(1,550)
(871)	Bank of America	4.22%	06/09/2026	(871)
(3,990)	Bank of America	4.22%	06/09/2026	(3,990)
(2,722)	Bank of America	4.22%	04/15/2026	(2,722)
(8,010)	Bank of America	4.22%	04/15/2026	(8,010)
(5,147)	Bank of America	4.22%	04/15/2026	(5,147)
(4,012)	Bank of America	4.22%	04/15/2026	(4,012)
(1,516)	Bank of America	4.22%	04/21/2026	(1,516)
(4,012)	Bank of America	4.22%	04/21/2026	(4,012)
(8,030)	Bank of America	4.22%	04/21/2026	(8,030)
(1,597)	Citigroup	4.27%	04/17/2026	(1,597)
(1,596)	Citigroup	4.29%	06/10/2026	(1,596)
(1,611)	Citigroup	4.30%	06/23/2026	(1,611)
(8,034)	JPMorgan Chase	4.15%	05/13/2026	(8,034)
				$(68,461)

For the period ended March 31, 2026, the daily average borrowing and interest rate under the reverse repurchase agreements were $65,980 ($ Thousands) and 4.22%, respectively.

See “Glossary” for abbreviations.

THE ADVISORS’ INNER CIRCLE FUND III	FS MULTI-STRATEGY
ALTERNATIVES FUND
MARCH 31, 2026 (Unaudited)

GLOSSARY

Currency Abbreviations	Portfolio Abbreviations
AUD — Australian Dollar	ABS — Asset-Backed Security
BRL — Brazilian Real	ADR — American Depositary Receipt
CAD — Canadian Dollar	BDC — Business Development Company
CLP — Chilean Peso	Cl — Class
CNH — Chinese Yuan Offshore	CLO — Collateralized Loan Obligation
COP — Colombian Peso	ETF — Exchange-Traded Fund
EUR — Euro	EUR003M — 3-Month EURIBOR Rate
GBP — British Pound Sterling	EURIBOR — Euro London Interbank Offered Rate
IDR — Indonesian Rupiah	FED FUNDS — Federal Funds Effective Rate
INR — Indian Rupee	G10 — Group of Ten
JPY — Japanese Yen	H15T5Y — 5 Year US Treasury Yield Curve Constant Maturity Rate
KRW — Korean Won	IO — Interest Only
NOK — Norwegian Krone	OTC — Over the Counter
NZD — New Zealand Dollar	PIK — Payment-in-Kind
PEN — Peruvian Sol	PPP — Purchasing Power Parity
PHP — Philippines Peso	REIT — Real Estate Investment Trust
SEK — Swedish Krona	Ser — Series
TWD — Taiwan Dollar	SOFR — Secured Overnight Financing Rate
USD — U.S. Dollar	SOFR30A — Secured Overnight Financing Rate 30-Day Average
SONIA — Sterling Overnight Index Average
SONIA/N — Sterling Overnight Index Average index with a lookback period of 'N' days
TBA — To Be Announced
TSFR1M — 1 Month CME Term Secured Overnight Financing Rate
TSFR3M — 3 Month CME Term Secured Overnight Financing Rate

CHI-QH-002-0800